UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 – June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Series E (Total Return Bond Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Series E (Total Return Bond Series)	Bloomberg U.S. Aggregate Bond Index
6/30/16	$10,000	$10,000
6/30/17	$10,608	$9,969
6/30/18	$10,947	$9,929
6/30/19	$11,393	$10,710
6/30/20	$12,447	$11,646
6/30/21	$13,045	$11,607
6/30/22	$11,306	$10,413
6/30/23	$11,300	$10,315
6/30/24	$11,766	$10,587
6/30/25	$12,613	$11,230
6/30/26	$13,134	$11,656

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	1.02%	4.13%	0.14%	2.76%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive contributors to relative returns included the fund’s carry (or income) advantage, sector positioning, and security selection, with carry the largest contributor to both absolute and relative performance. Security selection within investment-grade credit contributed most of the positive spread performance, with spread tightening in non-agency residential mortgage-backed securities and asset backed securities also contributing positively. Duration detracted from both absolute and relative returns, as rates rose notably following March’s Strait of Hormuz closure and the fund’s duration was modestly overweight versus the Bloomberg U.S. Aggregate Bond Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Series E (Total Return Bond Series) | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$195,537,117
  Total Number of Portfolio Holdings701
  Portfolio Turnover Rate36%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
AAA	11.9%
AA	26.5%
A	14.0%
BBB	13.7%
BB	4.2%
B	1.2%
CCC	0.6%
CC	0.4%
C	0.1%
NRFootnote Reference(a)	2.7%
Other Investments	24.7%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Securitized Income ETF	27.9%
Uniform MBS 30 Year 3.00% due 08/15/56	5.6%
Uniform MBS 30 Year 5.50% due 08/01/56	3.0%
U.S. Treasury Inflation Indexed Bonds 1.25% due 04/15/31	2.9%
Uniform MBS 30 Year 2.50% due 08/15/56	1.8%
Uniform MBS 30 Year 5.00% due 08/01/56	1.6%
U.S. Treasury Bonds due 05/15/55	1.5%
U.S. Treasury Inflation Indexed Bonds 2.13% due 01/15/35	1.4%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Total	47.7%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.3%
Centrally Cleared Interest Rate Swap Agreements Receive	-2.7%
Centrally Cleared Interest Rate Swap Agreements Pay	7.8%
U.S. Government Securities	9.8%
Interest Rate Futures Contracts Purchased	13.9%
Asset-Backed Securities	16.4%
Corporate Bonds	22.2%
Exchange-Traded Funds	27.9%
Collateralized Mortgage Obligations	29.3%
Footnote	Description
Footnote(1)	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote(3)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(a)	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000027865-063026

Guggenheim Investments

Series F (Floating Rate Strategies Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$55	1.10%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Series F (Floating Rate Strategies Series)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,645	$9,969	$10,749
6/30/18	$10,968	$9,929	$11,251
6/30/19	$11,276	$10,710	$11,718
6/30/20	$10,950	$11,646	$11,452
6/30/21	$11,755	$11,607	$12,788
6/30/22	$11,285	$10,413	$12,446
6/30/23	$12,441	$10,315	$13,703
6/30/24	$13,495	$10,587	$15,216
6/30/25	$14,261	$11,230	$16,357
6/30/26	$14,721	$11,656	$17,059

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	1.70%	3.22%	4.60%	3.94%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
S&P UBS Leveraged Loan Index	1.38%	4.26%	5.94%	5.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the syndicated bank loan asset class and the fund were coupon-driven during the period. Bank loan prices broadly moved lower, dragged down by the technology sector. The fund continues to be positioned up in quality and up in liquidity. The fund outperformed its secondary index, the S&P UBS Leveraged Loan Index, over the period. Credit selection in the technology sector was strong, with the fund’s tech exposure returning 0.31% versus the Index’s -3.35%, while an underweight further aided performance as tech materially lagged the secondary index.  Healthcare restructurings were also a material driver, crystallizing gains versus prior marks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Series F (Floating Rate Strategies Series) | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$42,711,719
  Total Number of Portfolio Holdings278
  Portfolio Turnover Rate24%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
AAA	0.5%
BBB	11.1%
BB	36.2%
B	41.8%
CCC	1.8%
NRFootnote Reference(a)	8.6%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Floating Rate Strategies Fund — Institutional Shares	5.3%
Guggenheim Securitized Income ETF	2.0%
AI Aqua Merger Sub, Inc. 6.12% (3 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 07/31/28	1.2%
Blackhawk Network Holdings, Inc. 7.14% (1 Month Term SOFR + 3.50%, Rate Floor: 1.00%) due 03/12/29	1.1%
PetSmart LLC 7.65% (1 Month Term SOFR + 4.00%) due 08/18/32	1.1%
Ascend Learning LLC 6.64% (1 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 12/11/28	1.1%
Boxer Parent Co., Inc. 6.42% (3 Month Term SOFR + 2.75%) due 07/30/31	1.0%
Flutter Financing BV 5.48% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	1.0%
AS Mileage Plan IP Ltd. 5.43% (3 Month Term SOFR + 1.75%) due 10/15/31	0.9%
DS Admiral Bidco LLC 7.98% (3 Month Term SOFR + 4.25%) due 06/26/31	0.9%
Total	15.6%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.6%
Corporate Bonds	3.3%
Mutual Funds	5.3%
Senior Floating Rate Interests	86.9%
Footnote	Description
Footnote(1)	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote(3)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(a)	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000125779-063026

Guggenheim Investments

Series P (High Yield Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Series P (High Yield Series) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$51	1.03%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Series P (High Yield Series)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,306	$9,969	$11,270
6/30/18	$11,486	$9,929	$11,565
6/30/19	$12,001	$10,710	$12,430
6/30/20	$11,676	$11,646	$12,434
6/30/21	$13,425	$11,607	$14,345
6/30/22	$11,945	$10,413	$12,507
6/30/23	$12,915	$10,315	$13,640
6/30/24	$14,186	$10,587	$15,064
6/30/25	$15,528	$11,230	$16,613
6/30/26	$16,058	$11,656	$17,595

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Series P (High Yield Series)	0.89%	3.42%	3.65%	4.85%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High Yield Index	1.96%	5.91%	4.17%	5.81%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

During the period, the high yield market clipped its coupon as credit spreads were largely flat, with gains partially offset by higher rates. The primary contributor to the fund's performance was strong credit selection in capital goods, where the fund avoided several issuers pressured by the housing cycle. The primary detractor was weaker performance in technology, driven by certain issuers experiencing idiosyncratic credit stress.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Series P (High Yield Series) | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$25,957,470
  Total Number of Portfolio Holdings287
  Portfolio Turnover Rate19%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
AAA	2.6%
BBB	8.0%
BB	55.4%
B	24.0%
CCC	7.2%
NRFootnote Reference(a)	2.8%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Securitized Income ETF	2.0%
CPI CG, Inc. 10.00% due 07/15/29	1.0%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	1.0%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
Bausch Health Companies, Inc. 4.88% due 06/01/28	0.8%
Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.00% due 05/21/30	0.8%
Allwyn Entertainment Financing UK plc 7.88% due 04/30/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Alumina Pty Ltd. 6.38% due 09/15/32	0.8%
Total	9.6%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	8.3%
Corporate Bonds	88.4%
Footnote	Description
Footnote(1)	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote(3)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(a)	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000027854-063026

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.
(b)	Not applicable to this registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements and Financial Highlights are attached herewith.

6.30.2026

Guggenheim Variable Funds Trust Semi-Annual

Financial Report

Series
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series P	(High Yield Series)

GuggenheimInvestments.com	GVFT-SEMI-0626x1226

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT) SERIES E (TOTAL RETURN BOND SERIES)	2
SERIES F (FLOATING RATE STRATEGIES SERIES)	32
SERIES P (HIGH YIELD SERIES)	48
NOTES TO FINANCIAL STATEMENTS	62
OTHER INFORMATION	85
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	86
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	87
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	88
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	SHARES	VALUE
COMMON STOCKS - 0.0%
COMMUNICATIONS - 0.0%
LuxCo 3 SARL	905	$17,827

FINANCIAL - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,(a),(b)	76,590	8

Total Common Stocks
(Cost $13,840)		17,835

PREFERRED STOCKS - 2.1%
FINANCIAL - 2.0%
Citigroup, Inc.
6.75%	300,000	304,188
6.88%	250,000	256,029
6.63%	100,000	101,880
6.25%	2,400	60,384
Wells Fargo & Co.
6.13%	500,000	505,919
6.85%	100,000	103,923
Charles Schwab Corp.
6.10%	300,000	300,066
4.00%	200,000	187,668
Bank of New York Mellon Corp.
3.75%	400,000	397,200
5.95%	50,000	50,171
JPMorgan Chase & Co.
6.10%	300,000	303,798
6.50%	110,000	112,641
Bank of America Corp.
6.25%	325,000	328,905
4.38%	70,000	69,744
Goldman Sachs Group, Inc.
6.85%	212,000	217,978
7.50%	100,000	104,894
Corebridge Financial, Inc.
6.88%	113,000	117,587
State Street Corp.
6.45%	100,000	101,943
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	99,420
American National Group, Inc.
7.38%	4,000	93,880
Selective Insurance Group, Inc.
4.60%	4,000	63,040
First Republic Bank
4.25%	16,525	3
4.50%	675	—
Total Financial		3,881,261

UTILITIES - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 04/15/86	4,750	118,845
6.50% due 06/01/85	2,100	51,093
Total Utilities		169,938

ENERGY - 0.0%
Venture Global LNG, Inc.
9.00%(c)	150,000	146,447

Total Preferred Stocks
(Cost $4,689,559)		4,197,646

WARRANTS - 0.0%
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,(a),(b)	23,402	2
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	684	1
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/27*,(a),(b)	8,510	1
Total Warrants
(Cost $1,584)		4

EXCHANGE-TRADED FUNDS - 27.9%
Guggenheim Securitized Income ETF(d)	1,086,191	54,581,315
Total Exchange-Traded Funds
(Cost $54,610,872)		54,581,315

MONEY MARKET FUNDS(e) - 0.5%
BNY Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.53%(f)	778,170	778,170
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(f)	179,967	179,967
Total Money Market Funds
(Cost $958,137)		958,137

	FACE AMOUNT~
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.3%
GOVERNMENT AGENCY - 17.8%
Uniform MBS 30 Year
3.00% due 08/15/56	12,485,000	10,878,532
5.50% due 08/01/56	5,820,000	5,830,412
2.50% due 08/15/56	4,210,000	3,516,008
5.00% due 08/01/56	3,257,647	3,197,335
2.00% due 08/15/56	1,210,000	965,725
Freddie Mac
5.50% due 02/01/56	1,488,967	1,494,667
5.50% due 09/01/53	795,618	809,082
6.00% due 08/01/54	599,944	622,891
5.50% due 09/01/54	566,642	575,219
5.00% due 11/25/51	543,431	540,710
6.00% due 09/01/54	517,204	536,250
5.50% due 04/01/55	385,083	387,593
5.00% due 10/25/51	270,623	269,726
5.50% due 06/01/53	192,408	195,404
5.00% due 02/25/52	111,152	110,515
Fannie Mae
5.50% due 09/01/54	937,560	951,323
6.00% due 09/01/54	849,241	880,480
5.50% due 05/01/55	561,859	565,464

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.3% (continued)
GOVERNMENT AGENCY - 17.8% (continued)
5.00% due 01/25/53	561,092	$557,011
5.50% due 04/01/55	370,838	373,265
5.00% due 10/25/51	361,425	360,737
5.00% due 02/25/54	327,013	323,371
5.00% due 11/25/53	258,962	257,794
Ginnie Mae
5.25% due 03/20/52	261,403	262,211
5.00% due 01/20/55	148,853	147,014
Fannie Mae-Aces
1.60% (WAC) due 03/25/35à,(g)	2,416,228	178,258
Total Government Agency		34,786,997

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.0%
NLT Trust
2026-NQM1, 7.07% (WAC) due 02/25/71à,(c)	1,283,159	1,336,775
2025-NQM1, 7.46% (WAC) due 10/25/70à,(c)	1,111,656	1,154,362
FIGRE Trust
2025-PF2, 5.22% (WAC) due 10/25/55à,(c)	547,237	538,093
2025-HE6, 5.14% (WAC) due 09/25/55à,(c)	298,942	295,090
2024-HE3, 6.13% (WAC) due 07/25/54à,(c)	233,495	235,336
2024-HE2, 6.38% (WAC) due 05/25/54à,(c)	170,365	173,035
2025-HE1, 5.83% (WAC) due 01/25/55à,(c)	141,082	142,217
2026-HE2, 5.25% (WAC) due 01/25/56à,(c)	138,566	136,486
2025-HE8, 5.21% (WAC) due 11/25/55à,(c)	128,898	127,781
2024-HE4, 5.06% (WAC) due 09/25/54à,(c)	63,647	63,357
2024-HE1, 6.17% (WAC) due 03/25/54à,(c)	55,353	56,048
OBX Trust
2025-NQM16, 5.21% due 08/25/65(c),(h)	375,205	370,990
2024-NQM11, 6.13% due 06/25/64(c),(h)	258,266	259,287
2024-NQM3, 6.43% due 12/25/63(c),(h)	243,175	243,745
2024-NQM13, 5.37% due 06/25/64(c),(h)	135,167	134,861
2024-NQM2, 6.18% due 12/25/63(c),(h)	121,851	121,889
2024-NQM5, 6.29% due 01/25/64(c),(h)	113,579	113,880
2024-NQM6, 6.85% due 02/25/64(c),(h)	73,100	73,527
2024-NQM9, 6.44% due 01/25/64(c),(h)	52,107	52,330
2024-NQM8, 6.59% due 05/25/64(c),(h)	47,859	48,087
NYMT Loan Trust
2025-INV2, 5.46% due 10/25/60(c),(h)	969,431	960,340
PRPM LLC
2025-7, 5.50% due 08/25/30(c),(h)	346,731	345,295
2025-8, 5.39% due 10/25/30(c),(h)	309,412	307,592
2025-6, 5.77% due 08/25/28(c),(h)	216,215	215,508
Morgan Stanley Residential Mortgage Loan Trust
2025-SPL1, 4.25% due 02/25/65(c),(h)	421,397	405,912
2025-NQM9, 5.22% due 09/25/70(c),(h)	259,520	256,339
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69(c),(h)	310,170	310,337
2025-12, 5.34% due 12/25/70(c),(h)	187,215	185,415
2023-1, 4.75% due 09/26/67(c),(h)	138,590	137,862
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52à,(c)	461,539	432,005
2021-13, 2.50% (WAC) due 04/25/52à,(c)	205,045	190,888
GCAT Trust
2023-NQM3, 6.89% due 08/25/68(c),(h)	252,958	253,412
2025-NQM4, 5.73% due 06/25/70(c),(h)	195,912	195,618
2025-INV3, 6.00% (WAC) due 08/25/55à,(c)	150,879	151,327
Ameriquest Mortgage Securities Trust
2006-M3, 3.92% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36à	1,909,259	571,458
Towd Point Mortgage Trust
2025-FIX1, 5.16% due 09/25/65(c),(h)	300,000	295,921
2025-CES4, 5.46% due 10/25/65(c),(h)	250,000	248,339
Easy Street Mortgage Loan Trust
2025-RTL2, 5.61% due 10/25/40(c),(h)	500,000	498,900
RCKT Mortgage Trust
2025-CES8, 5.25% (WAC) due 08/25/55à,(c)	382,017	380,465
2024-CES4, 6.15% due 06/25/44(c),(h)	106,047	106,454
Legacy Mortgage Asset Trust
2021-GS5, 6.25% due 07/25/67(c)	246,564	246,806
2021-GS3, 5.75% due 07/25/61(c)	221,539	221,812
LHOME Mortgage Trust
2025-RTL3, 5.24% due 08/25/40(c),(h)	250,000	249,774

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.0% (continued)
2024-RTL5, 5.32% due 09/25/39(c),(h)	200,000	$200,194
Saluda Grade Alternative Mortgage Trust
2025-RRTL1, 5.32% due 10/25/40(c),(h)	250,000	247,810
2025-LOC4, 5.38% (30 Day Average SOFR + 1.75%) due 06/25/55à,(c)	114,050	114,722
2023-FIG4, 6.72% (WAC) due 11/25/53à,(c)	84,517	86,409
HOMES Trust
2025-AFC3, 5.34% due 08/25/60(c),(h)	413,082	410,215
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50à,(c)	417,776	402,887
Archwest Mortgage Trust
2025-RTL1, 5.20% due 10/25/40(c),(h)	400,000	397,993
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 4.12% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37à,(c)	434,392	383,312
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56à,(c)	336,425	338,487
Master Asset-Backed Securities Trust
2006-WMC4, 4.06% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36à	1,038,568	325,217
Home Equity Loan Trust
2007-FRE1, 3.95% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37à	332,013	317,906
Provident Funding Mortgage Trust
2026-1, 5.00% (WAC) due 01/25/56à,(c)	193,660	191,300
2025-4, 5.50% (WAC) due 09/25/55à,(c)	111,170	111,033
OSAT Trust
2021-RPL1, 6.12% due 05/25/65(c)	296,507	296,750
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62(c),(h)	180,539	179,067
2024-NQM1, 6.40% due 12/01/63(c),(h)	116,839	116,960
First Franklin Mortgage Loan Trust
2006-FF16, 4.18% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36à	756,252	290,408
CSMC Trust
2021-RPL4, 4.15% (WAC) due 12/27/60à,(c)	267,248	266,375
HarborView Mortgage Loan Trust
2006-14, 4.05% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47à	256,714	245,893
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64(c)	173,288	171,757
2025-NQM3, 5.53% (WAC) due 05/25/65à,(c)	71,788	71,859
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47(g)	1,531,855	233,716
EFMT
2025-CES4, 5.43% due 06/25/60(c),(h)	187,204	187,139
NovaStar Mortgage Funding Trust
2007-2, 3.96% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/37à	180,332	178,114
Cross Mortgage Trust
2025-H6, 5.54% due 07/25/70(c),(h)	162,182	161,653
CAFL Issuer, LP
2025-RRTL2, 5.18% due 11/28/40(c),(h)	150,000	148,981
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.58% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46à	160,786	140,980
Vista Point Securitization Trust
2024-CES3, 5.68% due 01/25/55(c),(h)	129,995	130,103
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67à,(c)	135,509	127,639
ACHM Trust
2025-HE3, 5.20% (WAC) due 11/25/55à,(c)	90,317	89,046
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69(c),(h)	63,933	61,019
LSTAR Securities Investment Ltd.
2024-1, 7.69% (30 Day Average SOFR + 4.10%, Rate Floor: 3.10%) due 01/01/29à,(c)	42,755	42,728
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54à,(c)	35,752	35,823

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.0% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 4.80% due 06/26/36(a),(c)	18,829	$19,310
Total Residential Mortgage-Backed Securities		19,567,760

MILITARY HOUSING - 0.8%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52(a),(c)	881,316	846,072
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates 2015-R1, 4.49% (WAC) due 11/25/55à,(c)	860,621	743,418
Total Military Housing		1,589,490

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
BX Trust
2025-VOLT, 5.33% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 12/15/44à,(c)	350,000	350,328
2024-VLT4, 5.77% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 06/15/41à,(c)	143,925	144,015
2024-VLT4, 5.57% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 06/15/41à,(c)	95,950	96,010
RWC Commercial Mortgage Trust
2025-1, 5.26% due 06/27/40(c)	200,000	197,408
BX Commercial Mortgage Trust
2024-AIRC, 5.77% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/41à,(c)	173,450	174,100
GS Mortgage Securities Trust
2020-GC45, 0.72% (WAC) due 02/13/53à,(g)	9,208,746	160,645
Life Mortgage Trust
2021-BMR, 6.09% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38à,(c)	175,000	158,764
Total Commercial Mortgage-Backed Securities		1,281,270
Total Collateralized Mortgage Obligations
(Cost $58,825,878)		57,225,517

CORPORATE BONDS - 22.2%
FINANCIAL - 11.0%
Pershing Square Holdings Ltd.
3.25% due 10/01/31(c)	1,000,000	894,001
BPCE S.A.
7.00% due 10/19/34(c),(i)	250,000	272,194
5.39% due 05/28/31(c),(i)	250,000	252,779
GLP Capital, LP / GLP Financing II, Inc.
4.00% due 01/15/31	280,000	264,420
5.30% due 01/15/29	250,000	251,172
Nippon Life Insurance Co.
2.75% due 01/21/51(c),(i)	350,000	313,249
2.90% due 09/16/51(c),(i)	200,000	176,579
Macquarie Bank Ltd.
5.64% due 08/13/36(c),(i)	275,000	274,183
5.82% due 06/10/37(c),(i)	200,000	199,668
Wilton RE Ltd.
6.00%(c),(i),(j)	497,000	472,686
Societe Generale S.A.
2.89% due 06/09/32(c),(i)	250,000	225,173
5.40% due 04/10/37(c),(i)	200,000	196,057
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	190,636
5.68% due 01/15/35	100,000	101,638
5.33% due 01/15/36	75,000	73,774
4.70% due 09/20/47	50,000	42,252
Allianz SE
6.55%(c),(i),(j)	400,000	405,576
Fort Moore Family Communities LLC
6.09% due 01/15/51(c)	442,646	392,670
National Australia Bank Ltd.
5.63% due 06/04/37(c),(i)	375,000	374,479
Maple Grove Funding Trust I
4.16% due 08/15/51(c)	500,000	361,311
Blue Owl Capital GP LLC
7.21% due 08/22/43(a)	350,000	356,551
Liberty Mutual Group, Inc.
4.30% due 02/01/61(c)	554,000	352,239
First American Financial Corp.
4.00% due 05/15/30	360,000	346,088
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31(c)	350,000	327,516
Goldman Sachs Group, Inc.
5.39% due 02/02/41(i)	250,000	243,530
5.43% due 06/03/37(i)	75,000	75,258
TPG Operating Group II, LP
5.88% due 03/05/34	194,000	196,879
5.38% due 01/15/36	61,000	59,362
4.88% due 05/15/31	50,000	49,294
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55(c),(i)	300,000	302,937
American National Global Funding
5.25% due 06/03/30(c)	300,000	300,284
Global Atlantic Fin Co.
7.25% due 03/01/56(c),(i)	280,000	274,414
7.95% due 10/15/54(c),(i)	25,000	25,177
Nationwide Mutual Insurance Co.
4.35% due 04/30/50(c)	370,000	283,154

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~		VALUE
CORPORATE BONDS - 22.2% (continued)
FINANCIAL - 11.0% (continued)
United Wholesale Mortgage LLC
5.50% due 04/15/29(c)		300,000	$278,686
Citadel Securities Global Holdings LLC
6.20% due 06/18/35(c)		250,000	255,477
MetLife, Inc.
6.35% due 03/15/55(i)		150,000	153,737
5.85% due 03/15/56(i)		100,000	98,665
AmFam Holdings, Inc.
2.81% due 03/11/31(c)		200,000	176,233
3.83% due 03/11/51(c)		100,000	70,017
Credit Agricole S.A.
5.26% due 01/12/37(c),(i)		250,000	245,901
BNP Paribas S.A.
4.92% due 01/15/34(c),(i)		250,000	245,251
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00% due 08/15/28(c)		245,000	236,564
Capital One Financial Corp.
6.38% due 06/08/34(i)		150,000	158,722
5.20% due 09/11/36(i)		75,000	73,009
Insured Lending 1 Ltd.
6.50% due 02/04/32(a),(k)	EUR	200,000	228,500
Old Republic International Corp.
5.70% due 06/01/36		225,000	225,811
Stewart Information Services Corp.
3.60% due 11/15/31		250,000	222,241
Jefferies Financial Group, Inc.
6.20% due 04/14/34		133,000	136,127
5.50% due 02/15/36		70,000	67,549
6.25% due 01/15/36		17,000	17,358
American National Group, Inc.
6.00% due 07/15/35		141,000	140,473
7.00% due 12/01/55(i)		75,000	73,235
Westpac Banking Corp.
3.02% due 11/18/36(i)		150,000	133,924
3.13% due 11/18/41		73,000	54,059
2.67% due 11/15/35(i)		27,000	24,318
Equitable Holdings, Inc.
6.70% due 03/28/55(i)		202,000	207,542
Fairfax Financial Holdings Ltd.
5.63% due 08/16/32		100,000	102,526
5.75% due 05/20/35		100,000	102,365
Encore Capital Group, Inc.
6.63% due 04/15/31(c)		200,000	202,300
Nationwide Building Society
5.54% due 07/14/36(c),(i)		200,000	201,483
EQT AB
5.85% due 05/08/35(c)		200,000	200,882
Sumitomo Life Insurance Co.
5.88% due 09/10/55(c),(i)		200,000	198,998
Sumitomo Mitsui Financial Group, Inc.
5.05% due 01/15/37(i)		200,000	196,382
Hunt Companies, Inc.
5.25% due 04/15/29(c)		198,000	195,652
Avilease Capital Ltd.
4.75% due 11/12/30(c)		200,000	195,578
Santander UK Group Holdings plc
5.14% due 09/22/36(i)		200,000	194,377
Trustage Financial Group, Inc.
4.63% due 04/15/32(c)		200,000	193,804
Carlyle Group, Inc.
5.05% due 09/19/35		200,000	191,468
Blue Owl GP Stakes IV Financing Spv A LLC
5.38% due 10/30/32(a)		200,000	190,735
Farmers Insurance Exchange
7.00% due 10/15/64(c),(i)		180,000	180,872
Americo Life, Inc.
3.45% due 04/15/31(c)		200,000	178,845
CNO Financial Group, Inc.
6.45% due 06/15/34		170,000	177,146
Blue Owl IV SR SEC A
5.94% due 08/22/45(a)		182,000	176,120
Lazard Group LLC
5.63% due 08/01/35		175,000	175,562
Sherwood Financing plc
7.90% (3 Month EURIBOR + 5.50%) due 12/15/29à	EUR	150,000	172,232
Prudential Financial, Inc.
3.70% due 10/01/50(i)		130,000	120,500
6.25% due 06/15/56(i)		50,000	50,111
Dyal Capital Partners III (A), LP
6.55% due 06/15/44(a)		168,000	170,244
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31(c)		160,000	165,433
FS KKR Capital Corp.
3.25% due 07/15/27		117,000	113,956
2.63% due 01/15/27		51,000	50,059
LPL Holdings, Inc.
6.00% due 05/20/34		160,000	163,670
Blue Owl IV SR SEC B
5.94% due 08/22/45(a)		168,000	162,573
Reinsurance Group of America, Inc.
6.38% due 09/15/56(i)		110,000	109,105
6.65% due 09/15/55(i)		50,000	50,552
Grand River Funding Trust II
7.28% due 02/15/56(c)		150,000	155,766
Morgan Stanley
5.31% due 01/18/41(i)		80,000	77,966
5.94% due 02/07/39(i)		75,000	77,344
Belrose Funding Trust II
6.79% due 05/15/55(c)		150,000	153,587
Beacon Funding Trust
6.27% due 08/15/54(c)		150,000	152,919

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
CORPORATE BONDS - 22.2% (continued)
FINANCIAL - 11.0% (continued)
Ascot Group Ltd.
6.35% due 06/15/35(c),(i)	150,000	$150,528
Apollo Global Management, Inc.
5.70% due 03/30/36	150,000	150,516
Lincoln National Corp.
6.80% due 07/15/56(i)	150,000	149,823
GA Global Funding Trust
4.50% due 09/18/30(c)	150,000	145,348
Pacific Beacon LLC
5.51% due 07/15/36(c)	150,000	145,331
Ameriprise Financial, Inc.
5.35% due 06/15/36	90,000	89,667
4.80% due 06/15/31	50,000	49,993
PartnerRe Finance B LLC
4.50% due 10/01/50(i)	140,000	135,410
Dyal Capital Partners III (B), LP
6.55% due 06/15/44(a)	132,000	133,763
KKR Group Finance Co. VIII LLC
3.50% due 08/25/50(c)	190,000	129,290
Gabx Leasing LLC
5.30% due 04/15/36(c)	125,000	124,062
RLI Corp.
5.38% due 06/01/36	125,000	121,311
RGA Global Funding
5.00% due 08/25/32(c)	120,000	118,872
Loews Corp.
4.94% due 04/01/36	120,000	117,426
Enstar Group Ltd.
7.50% due 04/01/45(c),(i)	100,000	105,566
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.50% due 06/15/31(c)	100,000	104,591
Henneman Trust
6.58% due 05/15/55(c)	100,000	103,607
DaVinciRe Holdings Ltd.
5.95% due 04/15/35(c)	100,000	102,485
Fortitude Group Holdings LLC
6.25% due 04/01/30(c)	100,000	102,145
Grand River Funding Trust I
6.31% due 02/15/36(c)	100,000	100,304
CoStar Group, Inc.
2.80% due 07/15/30(c)	111,000	99,869
OneMain Finance Corp.
6.75% due 09/15/33	100,000	98,994
Alexandria Real Estate Equities, Inc.
5.25% due 03/15/36	100,000	98,320
Prologis Targeted US Logistics Fund, LP
4.63% due 03/15/33(c)	100,000	97,367
CrossCountry Intermediate HoldCo LLC
6.75% due 12/01/32(c)	100,000	96,547
Nassau Companies of New York
7.88% due 07/15/30(c)	100,000	95,548
Aretec Group, Inc.
10.00% due 08/15/30(c)	90,000	94,800
UWM Holdings LLC
6.25% due 03/15/31(c)	100,000	89,122
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50(c)	113,000	83,534
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	69,386
Globe Life, Inc.
5.85% due 09/15/34	65,000	67,132
Penn Mutual Life Insurance Co.
3.80% due 04/29/61(c)	100,000	66,278
American Express Co.
5.41% due 02/08/41(i)	60,000	59,910
Symetra Life Insurance Co.
6.55% due 10/01/55(c)	50,000	51,279
Mutual of Omaha Insurance Co.
6.14% due 01/16/64(c),(i)	50,000	51,255
Rocket Companies, Inc.
6.38% due 08/01/33(c)	50,000	50,848
Citigroup, Inc.
6.50%(i),(j)	50,000	50,580
Western & Southern Life Insurance Co.
3.75% due 04/28/61(c)	68,000	45,672
Host Hotels & Resorts, LP
2.90% due 12/15/31	50,000	44,782
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	33,901
Safehold GL Holdings LLC
5.65% due 01/15/35	23,000	23,292
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28(c)	9,000	9,007
Total Financial		21,509,152

ENERGY - 2.8%
BP Capital Markets plc
4.88%(i),(j)	436,000	430,993
6.13%(i),(j)	75,000	76,335
Plains All American Pipeline, LP / PAA Finance Corp.
5.70% due 09/15/34	250,000	255,398
5.60% due 01/15/36	200,000	200,566
Targa Resources Corp.
5.50% due 02/15/35	300,000	302,816
6.05% due 05/15/56	75,000	74,184
5.55% due 08/15/35	70,000	70,805
MPLX, LP
5.95% due 04/01/55	150,000	145,541
6.20% due 09/15/55	125,000	125,555
5.40% due 09/15/35	125,000	124,655

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
CORPORATE BONDS - 22.2% (continued)
ENERGY - 2.8% (continued)
5.65% due 03/01/53	50,000	$46,643
ONEOK, Inc.
6.25% due 10/15/55	275,000	275,959
5.65% due 09/01/34	100,000	101,894
7.15% due 01/15/51	50,000	55,432
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38(c)	200,000	206,654
6.10% due 08/23/42(c)	200,000	204,155
Venture Global LNG, Inc.
9.50% due 02/01/29(c)	120,000	129,162
9.88% due 02/01/32(c)	100,000	106,756
6.63% due 06/15/36(c)	80,000	78,854
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40(c)	328,000	257,921
ITT Holdings LLC
6.50% due 08/01/29(c)	248,000	245,094
Cheniere Energy Partners, LP
5.75% due 08/15/34	150,000	154,619
5.55% due 10/30/35	50,000	50,790
Green Palm Bidco SARL
6.46% due 06/30/46(c)	200,000	202,611
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31(c)	200,000	187,771
Viper Energy Partners LLC
5.70% due 08/01/35	175,000	177,788
Gulfstream Natural Gas System LLC
5.60% due 07/23/35(c)	175,000	177,642
HF Sinclair Corp.
5.50% due 09/01/32	175,000	176,058
Sunoco, LP
4.63% due 05/01/30(c)	100,000	96,588
7.25% due 05/01/32(c)	76,000	78,836
Midwest Connector Capital Co. LLC
4.63% due 04/01/29(c)	110,000	109,291
Whistler Pipeline LLC
5.95% due 09/30/34(c)	100,000	102,359
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
5.85% due 06/15/56	100,000	98,787
Energy Transfer, LP
5.95% due 05/15/54	100,000	95,715
CVR Energy, Inc.
7.50% due 02/15/31(c)	90,000	89,572
Phillips 66 Co.
6.20% due 03/15/56(i)	75,000	75,328
Venture Global Plaquemines LNG LLC
6.50% due 06/15/34(c)	25,000	26,044
Total Energy		5,415,171

COMMUNICATIONS - 2.4%
Space Exploration Technologies Corp.
6.60% due 07/15/46(c)	160,000	155,615
5.35% due 07/15/31(c)	90,000	89,765
5.65% due 07/15/33(c)	70,000	69,583
5.88% due 07/15/36(c)	70,000	69,087
6.65% due 07/15/56(c)	70,000	67,536
Rogers Communications, Inc.
6.88% due 07/31/56(i)	175,000	177,053
4.55% due 03/15/52	159,000	126,286
7.13% due 04/15/55(i)	50,000	51,370
TELUS Corp.
6.38% due 06/09/56(i)	125,000	124,678
7.00% due 10/15/55(i)	75,000	77,549
6.63% due 10/15/55(i)	75,000	76,044
6.63% due 06/09/56(i)	75,000	74,812
Verizon Communications, Inc.
6.20% due 05/14/56(i)	125,000	126,373
6.05% due 05/14/58(i)	125,000	126,154
5.75% due 11/30/45	100,000	97,202
British Telecommunications plc
4.88% due 11/23/81(c),(i)	350,000	337,986
HUT 8 DC LLC
6.19% due 11/15/42(c)	275,000	278,543
RD Michigan Property Owner I LLC
7.50% due 03/30/45(c)	270,000	269,121
Bell Telephone Co. of Canada or Bell Canada
7.00% due 09/15/55(i)	250,000	258,336
Vodafone Group plc
4.13% due 06/04/81(i)	250,000	232,620
Paramount Global
4.90% due 08/15/44	132,000	87,096
5.25% due 04/01/44	116,000	79,711
5.90% due 10/15/40	72,000	56,485
Discovery Global Holdings, Inc.
4.28% due 03/15/32	233,000	209,083
NTT Finance Corp.
5.50% due 07/16/35(c)	200,000	201,235
AT&T, Inc.
6.20% due 10/30/56	100,000	98,849
5.85% due 04/30/46	100,000	96,353
Vmed O2 UK Financing I plc
6.75% due 01/15/33(c)	200,000	169,333
Altice France S.A.
6.50% due 04/15/32(c)	152,439	147,320
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC
5.70% due 04/15/36(c)	150,000	142,619
Meta Platforms, Inc.
6.30% due 05/15/56	125,000	124,427
CSC Holdings LLC
4.13% due 12/01/30(c)	200,000	118,841
Cox Communications, Inc.
2.95% due 10/01/50(c)	101,000	53,954

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
CORPORATE BONDS - 22.2% (continued)
COMMUNICATIONS - 2.4% (continued)
5.80% due 12/15/53(c)	50,000	$42,184
Sirius XM Radio LLC
4.13% due 07/01/30(c)	90,000	84,711
Match Group Holdings II LLC
4.13% due 08/01/30(c)	48,000	45,176
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	17,000	10,837
McGraw-Hill Education, Inc.
5.75% due 08/01/28(c)	8,000	7,967
Total Communications		4,661,894

CONSUMER, NON-CYCLICAL - 1.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings
3.00% due 05/15/32	200,000	177,748
4.38% due 02/02/52	100,000	75,453
5.50% due 01/15/36	75,000	74,891
Global Payments, Inc.
5.40% due 03/15/33	90,000	88,238
4.88% due 11/15/30	75,000	73,731
5.55% due 11/15/35	75,000	72,707
5.20% due 11/15/32	60,000	58,599
Altria Group, Inc.
3.70% due 02/04/51	350,000	243,553
4.45% due 05/06/50	50,000	39,472
Icon Investments Six DAC
5.85% due 05/08/29	200,000	204,360
CVS Health Corp.
6.75% due 12/10/54(i)	150,000	156,276
6.20% due 09/15/55	25,000	25,579
Triton Container International Ltd.
3.15% due 06/15/31(c)	200,000	181,081
Highmark, Inc.
5.75% due 05/15/36(c)	175,000	176,343
Becle SAB de CV
2.50% due 10/14/31(c)	200,000	171,808
Humana, Inc.
6.63% due 09/15/56(i)	150,000	149,549
Abbott Laboratories
5.50% due 03/15/56	125,000	122,420
Horseshoe Funding Trust II
6.89% due 11/15/55(c)	100,000	104,831
Novartis Capital Corp.
5.70% due 03/18/56	100,000	101,901
DRI Healthcare, LP
5.35% due 03/24/31(a)	100,000	97,993
Triton Container International Ltd. / TAL International Container Corp.
3.25% due 03/15/32	100,000	89,658
Sysco Corp.
4.95% due 03/25/36	50,000	48,121
Central Garden & Pet Co.
4.13% due 04/30/31(c)	18,000	16,990
Total Consumer, Non-cyclical		2,551,302

UTILITIES - 1.1%
NRG Energy, Inc.
2.45% due 12/02/27(c)	200,000	193,401
7.00% due 03/15/33(c)	100,000	108,479
Southern Co.
6.00% due 04/01/58(i)	250,000	250,599
Sierra Pacific Power Co.
6.38% due 09/15/56(i)	200,000	199,481
6.20% due 12/15/55(i)	50,000	49,562
Dominion Energy, Inc.
6.20% due 02/15/56(i)	200,000	200,632
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55(i)	67,000	68,236
6.63% due 10/01/66(i)	50,000	50,770
3.80% due 03/15/82(i)	50,000	49,318
CMS Energy Corp.
6.50% due 06/01/55(i)	140,000	143,384
American Electric Power Co., Inc.
5.80% due 03/15/56(i)	70,000	69,616
6.05% due 03/15/56(i)	70,000	69,606
Spire, Inc.
6.25% due 06/01/56(i)	125,000	124,516
Brooklyn Union Gas Co.
6.39% due 09/15/33(c)	100,000	106,218
Cumberland Combined Cycle Generation LLC
5.82% due 05/15/56	100,000	102,226
Eversource Energy
6.35% due 08/15/56(i)	100,000	100,079
Electricite de France S.A.
6.13% due 04/22/56(c)	100,000	98,651
PacifiCorp
7.38% due 09/15/55(i)	90,000	90,913
NiSource, Inc.
5.75% due 07/15/56(i)	75,000	74,891
WEC Energy Group, Inc.
5.63% due 05/15/56(i)	75,000	74,547
Total Utilities		2,225,125

CONSUMER, CYCLICAL - 1.0%
Hyatt Hotels Corp.
5.40% due 12/15/35	250,000	248,138
AS Mileage Plan IP Ltd.
5.31% due 10/20/31(c)	250,000	247,298
Flutter Treasury DAC
6.38% due 04/29/29(c)	200,000	202,933
LG Energy Solution Ltd.
5.50% due 07/02/34(c)	200,000	199,982
Brightstar Lottery plc / Brightstar Global Solutions Corp.
5.75% due 01/15/33(c)	200,000	196,046

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
CORPORATE BONDS - 22.2% (continued)
CONSUMER, CYCLICAL - 1.0% (continued)
Hasbro, Inc.
6.05% due 05/14/34	150,000	$156,767
Polaris, Inc.
5.60% due 03/01/31	150,000	150,096
Air Canada
3.88% due 08/15/26(c)	150,000	149,812
AZ Battery Property LLC
6.73% due 02/20/46(a)	99,731	97,922
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38	100,000	96,857
Marriott International, Inc.
5.10% due 05/01/38	75,000	72,329
British Airways Class A Pass Through Trust
2.90% due 03/15/35(c)	76,541	69,920
Whirlpool Corp.
4.50% due 06/01/46	100,000	59,526
4.60% due 05/15/50	10,000	5,961
Discovery Global Holdings, Inc.
5.14% due 03/15/52	28,000	18,760
Total Consumer, Cyclical		1,972,347

INDUSTRIAL - 0.9%
GFL Environmental Holdings US, Inc.
5.50% due 02/01/34(c)	400,000	391,235
Stadco LA LLC
3.75% due 05/15/56(a)	500,000	356,686
GXO Logistics, Inc.
6.50% due 05/06/34	100,000	104,875
6.25% due 05/06/29	100,000	103,378
WSP Global, Inc.
5.04% due 09/18/31(c)	100,000	99,291
5.71% due 09/18/36(c)	100,000	98,883
DAE Funding LLC
4.95% due 01/15/33(c)	200,000	192,980
Graphic Packaging International LLC
6.38% due 07/15/32(c)	190,000	191,698
TD SYNNEX Corp.
5.30% due 10/10/35	100,000	98,441
Norfolk Southern Corp.
4.10% due 05/15/21	40,000	27,999
Total Industrial		1,665,466

TECHNOLOGY - 0.5%
Foundry JV Holdco LLC
6.20% due 01/25/37(c)	200,000	211,487
5.88% due 01/25/34(c)	200,000	203,211
Oracle Corp.
5.95% due 09/26/55	125,000	106,227
4.80% due 09/26/32	75,000	71,363
6.10% due 09/26/65	25,000	20,916
Fair Isaac Corp.
6.00% due 05/15/33(c)	136,000	133,923
Intel Corp.
5.30% due 05/15/36	100,000	99,500
Qorvo, Inc.
3.38% due 04/01/31(c)	100,000	91,340
Atlassian Corp.
5.50% due 05/15/34	70,000	68,965
Broadridge Financial Solutions, Inc.
5.75% due 05/15/36	30,000	30,017
Total Technology		1,036,949

INFRASTRUCTURE - 0.4%
QTS Corp.
5.42% due 08/21/32(a)	825,000	808,130

BASIC MATERIALS - 0.4%
Alumina Pty Ltd.
6.13% due 03/15/30(c)	200,000	202,829
Perimeter Holdings LLC
6.25% due 01/15/34(c)	190,000	189,642
Novelis Corp.
6.38% due 08/15/33(c)	125,000	125,901
Dow Chemical Co.
6.90% due 05/15/53	110,000	114,891
ArcelorMittal S.A.
5.38% due 05/19/36	100,000	99,132
Total Basic Materials		732,395

TRANSPORTATION - 0.3%
AITX Finco LLC
5.67% due 10/23/32(a)	200,000	197,827
5.38% due 10/23/30(a)	200,000	197,691
Stolthaven Houston, Inc.
5.98% due 07/17/34(a)	194,000	194,000
Total Transportation		589,518

REAL ESTATE - 0.1%
Harmoni Towers LLC
5.22% due 10/30/30(a)	200,000	197,170
Total Corporate Bonds
(Cost $45,177,490)		43,364,619

ASSET-BACKED SECURITIES - 16.4%
COLLATERALIZED LOAN OBLIGATIONS - 7.0%
Cerberus Loan Funding XLIV LLC
2023-5A A, 6.02% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36à,(c)	700,000	700,615
2023-5A B, 6.87% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36à,(c)	250,000	250,534
2023-5AR BR due 01/15/36à,(c)	250,000	250,000

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
ASSET-BACKED SECURITIES - 16.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
BXMT Ltd.
2020-FL2 AS, 5.15% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38à,(c)	788,614	$787,092
Dryden 37 Senior Loan Fund 2015-37A BR, 5.33% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31à,(c)	367,868	368,350
2015-37A CR, 7.18% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31à,(c)	333,333	334,959
2015-37A SUB due 01/15/31(a),(c),(l)	298,799	546
Golub Capital Partners CLO 69M
2023-69A CR, 5.70% (3 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 11/09/38à,(c)	300,000	299,775
2023-69A BR, 5.35% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 11/09/38à,(c)	300,000	299,263
KREF Ltd.
2021-FL2 C, 5.75% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39à,(c)	500,000	497,034
2021-FL2 AS, 5.05% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39à,(c)	90,157	90,167
Golub Capital Partners CLO 54M, LP
2021-54A CR, 6.11% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 08/05/37à,(c)	500,000	500,621
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 10/20/34à,(c)	500,000	500,500
Ares Direct Lending CLO 1 LLC
2024-1AR BR due 07/25/38à,(c)	250,000	250,000
2024-1A B, 5.87% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36à,(c)	250,000	249,714
CIFC Funding Ltd.
2015-4A BR3, 5.23% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 01/17/39à,(c)	500,000	499,618
Cerberus Loan Funding 50 LLC
2025-1A B, 5.62% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/37à,(c)	500,000	499,176
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/22/38à,(c)	500,000	498,786
LoanCore Issuer Ltd.
2021-CRE6 C, 6.04% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38à,(c)	500,000	497,075
Eldridge CLO Ltd.
2025-1A B, 5.33% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/20/38à,(c)	250,000	250,848
2025-2A C, 5.50% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/39à,(c)	200,000	200,536
TRTX Issuer Ltd.
2025-FL6 A, 5.17% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42à,(c)	300,000	300,692
2025-FL7 B, 5.59% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 06/18/43à,(c)	150,000	150,119
Ares Direct Lending CLO 6 LLC
2025-2A B, 5.48% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 10/16/37à,(c)	400,000	399,131
BDS LLC
2025-FL15 B, 5.54% (1 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 03/19/43à,(c)	300,000	298,100
2025-FL16 B, 5.49% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 06/19/43à,(c)	100,000	99,098
Golub Capital Partners CLO 49M Ltd.
2020-49A A2R2, 5.36% (3 Month Term SOFR + 1.68%, Rate Floor: 1.68%) due 07/20/38à,(c)	350,000	349,983
BCRED CLO LLC
2026-1A B, 5.35% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/24/39à,(c)	350,000	349,138

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
ASSET-BACKED SECURITIES - 16.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
Fortress Credit BSL XV Ltd.
2022-2A BR, 5.68% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/18/33à,(c)	300,000	$300,162
Cerberus Loan Funding XLVII LLC
2024-3A B, 5.62% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36à,(c)	300,000	299,507
Owl Rock CLO III Ltd.
2020-3A AR, 5.53% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36à,(c)	250,000	250,202
LoanCore Issuer LLC
2025-CRE9 AS, 5.34% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/18/42à,(c)	150,000	150,229
2025-CRE8 AS, 5.23% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42à,(c)	100,000	99,842
BRSP Ltd.
2024-FL2 A, 5.58% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37à,(c)	250,000	249,977
Cerberus Loan Funding 53 LLC
2025-4A C, 5.67% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/15/38à,(c)	250,000	249,793
Owl Rock CLO XVII LLC
2024-17A B, 5.62% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36à,(c)	250,000	249,570
THL Credit Lake Shore MM CLO I Ltd.
2019-1A A1R, 5.63% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33à,(c)	238,165	238,313
BSPRT Issuer LLC
2025-FL12 AS, 5.28% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 01/17/43à,(c)	100,000	100,113
2025-FL12 B, 5.58% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/17/43à,(c)	100,000	100,076
Golub Capital Partners CLO 83M
2025-83A C, 5.70% (3 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 11/09/38à,(c)	100,000	99,922
2025-83A B, 5.35% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 11/09/38à,(c)	100,000	99,753
Ares Direct Lending CLO 8 LLC
2025-4A B, 5.43% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/20/39à,(c)	200,000	199,541
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33à,(c)	178,024	178,078
Jefferies Credit Partners Direct Lending CLO Ltd.
2025-1A C, 5.87% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 10/15/37à,(c)	150,000	149,942
Ares Direct Lending CLO 7 LLC
2025-3A B, 5.53% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/38à,(c)	150,000	149,686
Hlend CLO LLC
2026-5A B, 5.36% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/15/39à,(c)	150,000	149,635
BSPDF Issuer LLC
2025-FL2 AS, 5.57% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42à,(c)	100,000	100,158
STWD LLC
2025-FL4 B, 5.59% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 11/19/42à,(c)	100,000	100,043
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.03% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36à,(c)	100,000	100,001
LRECS LLC
2025-CRE1 AS, 5.39% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/19/43à,(c)	100,000	99,935
FS Rialto Issuer LLC
2025-FL10 AS, 5.23% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42à,(c)	100,000	99,880
PFP Ltd.
2024-11 AS, 5.80% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39à,(c)	94,513	94,511

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
ASSET-BACKED SECURITIES - 16.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.0% (continued)
Copper River CLO Ltd.
2006-1A INC due 01/20/21(k),(l),(m)	600,000	$60
Total Collateralized Loan Obligations		13,680,399

TRANSPORT-AIRCRAFT - 2.4%
Castlelake Aircraft Structured Trust
2026-1A, 5.07% due 03/15/51(c)	293,766	288,539
2025-3A, 5.09% due 11/15/50(c)	286,199	282,045
2025-1A, 5.78% due 02/15/50(c)	215,922	216,576
AASET Trust
2025-3A, 5.24% due 02/16/50(c)	385,363	378,793
2024-1A, 6.26% due 05/16/49(c)	193,178	196,223
2021-1A, 2.95% due 11/16/41(c)	149,085	143,680
Slam Ltd.
2021-1A, 2.43% due 06/15/46(c)	512,475	486,856
2024-1A, 5.34% due 09/15/49(c)	177,185	175,420
Navigator Aviation Ltd.
2025-1, 5.11% due 10/15/50(c)	239,878	234,474
2024-1, 5.40% due 08/15/49(c)	217,262	215,782
MAPS Trust
2026-1A, 5.20% due 01/15/51(c)	436,363	428,528
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46(c)	310,763	295,051
ALTDE Trust
2026-1A, 5.52% due 04/15/51(c)	296,204	293,079
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46(c)	297,304	281,733
Phantom Aviation
2026-1A, 5.24% due 01/15/51(c)	246,104	241,135
MAST Ltd.
2026-1A, 5.13% due 02/15/51(c)	244,048	239,008
WAVE LLC
2019-1, 3.60% due 09/15/44(c)	186,327	183,065
JOL Air Ltd.
2019-1, 3.97% due 04/15/44(c)	46,113	46,403
Sprite Ltd.
2021-1, 3.75% due 11/15/46(c)	37,297	36,556
Total Transport-Aircraft		4,662,946

FINANCIAL - 1.7%
Station Place Securitization Trust
2024-SP2, 5.32% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26à,(a),(c)	325,000	325,000
2025-SP2, 4.80% (1 Month Term SOFR + 1.15%, Rate Floor: 1.15%) due 09/25/26à,(a),(c)	200,000	200,000
Project Onyx II
6.33% (3 Month Term SOFR + 2.63%) due 06/15/30(a)	433,285	433,097
KKR Core Holding Co. LLC
4.00% due 08/12/31(a)	440,343	409,247
Blackstone Strategic Cap Holding II
5.90% (1 Month Term SOFR + 2.25%) due 12/31/33(a)	400,000	399,624
Lightning A
5.50% due 03/01/37(a)	400,000	378,943
Thunderbird A
5.50% due 03/01/37(a)	400,000	378,943
LVNV Funding LLC
7.80% due 11/05/28(a)	250,000	256,731
6.84% due 06/12/29(a)	100,000	100,681
Ceamer Finance LLC
6.79% due 11/15/39(a)	162,596	164,367
6.18% (WAC) due 12/15/40à,(a)	148,235	147,657
HarbourVest Partners LLC
6.28% (3 Month Term SOFR + 2.58%) due 09/15/30(a)	147,906	146,441
Nassau LLC
2019-1, 3.98% due 08/15/34(k)	42,235	39,664
Total Financial		3,380,395

INFRASTRUCTURE - 1.7%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54(c)	300,000	296,711
2025-1A, 5.04% due 03/25/55(c)	200,000	194,880
2024-1A, 6.28% due 03/25/54(c)	100,000	100,443
VB-S1 Issuer LLC
2026-1A, 4.69% due 03/15/56(c)	350,000	342,033
2026-1A, 5.19% due 03/15/56(c)	200,000	196,381
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55(c)	500,000	495,769
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55(c)	450,000	441,717
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46(c)	250,000	249,184

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
ASSET-BACKED SECURITIES - 16.4% (continued)
INFRASTRUCTURE - 1.7% (continued)
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52(c)	250,000	$246,905
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54(c)	150,000	151,399
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54(c)	150,000	151,145
SBA Tower Trust
4.83% due 10/15/29(c)	150,000	149,984
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55(c)	150,000	146,820
Kinetic ABS Issuer LLC
2026-1A, 5.22% due 02/25/56(c)	100,000	99,338
Total Infrastructure		3,262,709

WHOLE BUSINESS - 1.5%
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51(c)	475,000	451,616
2025-1A, 5.53% due 10/25/55(c)	248,750	246,203
2024-1A, 6.17% due 01/25/54(c)	97,750	99,849
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50(c)	754,000	737,516
Subway Funding LLC
2024-3A, 5.91% due 07/30/54(c)	246,250	237,691
2024-1A, 6.27% due 07/30/54(c)	197,000	198,106
2024-1A, 6.51% due 07/30/54(c)	147,750	148,078
Taco Bell Funding LLC
2025-1A, 4.82% due 08/25/55(c)	150,000	148,180
2025-1A, 5.05% due 08/25/55(c)	150,000	147,689
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51(c)	234,476	208,762
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54(c)	147,750	150,361
Wendy’s Funding LLC
2025-1A, 5.42% due 12/15/55(c)	99,500	97,291
Total Whole Business		2,871,342

NET LEASE - 0.9%
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51(c)	491,354	425,290
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62(c)	237,826	237,028
2020-1, 2.28% due 07/15/60(c)	224,863	135,810
SVC ABS LLC
2023-1A, 5.15% due 02/20/53(c)	344,167	343,247
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51(c)	400,000	338,266
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50(c)	243,698	229,876
Total Net Lease		1,709,517

COLLATERALIZED DEBT OBLIGATIONS - 0.4%
Anchorage Credit Funding 4 Ltd.
2016-4A AR, 2.72% due 04/27/39(c)	750,000	709,909
Project Indigo
6.01% due 03/31/32(a)	68,639	68,639
Total Collateralized Debt Obligations		778,548

SINGLE FAMILY RESIDENCE - 0.3%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40(c)	250,000	245,504
2024-SFR3, 5.25% due 08/17/41(c)	200,000	196,995
2024-SFR2, 5.70% due 06/17/40(c)	100,000	100,479
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41(c)	100,000	95,976
Total Single Family Residence		638,954

INSURANCE - 0.2%
Obra Longevity
8.48% due 06/30/39(a)	450,000	473,636

TRANSPORT-CONTAINER - 0.2%
Textainer Marine Containers VII Ltd.
2021-3A, 1.94% due 08/20/46(c)	184,000	165,955
2020-1A, 2.73% due 08/21/45(c)	81,905	79,126
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46(c)	209,548	193,608
Total Transport-Container		438,689

UNSECURED CONSUMER LOANS - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35(c)	90,085	91,528

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~	VALUE
ASSET-BACKED SECURITIES - 16.4% (continued)
UNSECURED CONSUMER LOANS - 0.1% (continued)
2025-1A, 5.38% due 01/20/37(c)	85,451	$84,784
Total Unsecured Consumer Loans		176,312
Total Asset-Backed Securities
(Cost $32,600,247)		32,073,447

U.S. GOVERNMENT SECURITIES - 9.8%
U.S. Treasury Inflation Indexed Bonds
1.25% due 04/15/31(n)	5,767,158	5,587,320
2.13% due 01/15/35(n)	2,653,929	2,647,672
1.88% due 07/15/35(n)	2,385,399	2,332,478
1.88% due 01/15/36(n)	1,306,722	1,269,017
2.38% due 02/15/55(n)	759,866	698,997
U.S. Treasury Bonds
due 05/15/55(o),(p),(q)	12,121,000	2,913,558
due 05/15/44(p),(q)	2,720,000	1,115,650
due 05/15/51(p),(q)	2,850,000	811,112
due 02/15/46(p),(q)	1,940,000	722,658
due 11/15/44(p),(q)	485,000	193,280
U.S. Treasury Notes
4.38% due 05/15/36(o)	900,000	895,219
Total U.S. Government Securities
(Cost $19,525,628)		19,186,961

SENIOR FLOATING RATE INTERESTS - 3.1%
CONSUMER, CYCLICAL - 1.1%
Peer Holding III BV
5.98% (3 Month Term SOFR + 2.25%) due 10/14/32à	448,875	448,781
Bombardier Produits Récréatifs, Inc.
5.89% (1 Month Term SOFR + 2.25%) due 01/22/31à	347,375	346,930
Allwyn Entertainment Financing US LLC
6.18% (3 Month Term SOFR + 2.50%) due 01/18/33à	250,000	246,562
Live Nation Entertainment, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 10/21/32à	199,000	198,751
Scientific Games Corp.
6.67% (3 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 04/04/29à	198,485	195,508
PetSmart LLC
7.65% (1 Month Term SOFR + 4.00%) due 08/18/32à	189,525	189,131
MB2 Dental Solutions LLC
9.14% (1 Month Term SOFR + 5.50%, Rate Floor: 0.75%) due 02/13/31à,(a)	159,370	157,880
9.14% (1 Month Term SOFR + 5.50%, Rate Floor: 1.00%) due 02/13/31à,(a)	19,129	18,951
9.14% (3 Month Term SOFR + 0.50%, Rate Floor: 1.00%) due 02/13/31à,(a)	400	367
ABG Intermediate Holdings 2 LLC
5.89% (1 Month Term SOFR + 2.25%) due 12/21/28à	171,938	171,938
AS Mileage Plan IP Ltd.
5.64% (3 Month Term SOFR + 2.00%) due 05/12/33à	100,000	99,563
Pacific Bells LLC
7.23% (3 Month Term SOFR + 3.50%, Rate Floor: 0.50%) due 11/13/28à	87,763	87,887
Total Consumer, Cyclical		2,162,249

FINANCIAL - 1.0%
HarbourVest Partners, LP
5.73% (3 Month Term SOFR + 2.00%) due 04/19/30à,(a)	497,500	495,634
Higginbotham Insurance Agency, Inc.
8.14% (1 Month Term SOFR + 4.50%, Rate Floor: 1.00%) due 06/11/31à,(a)	405,702	403,017
Jane Street Group LLC
5.67% (3 Month Term SOFR + 2.00%) due 12/15/31à	219,093	216,919
Citadel Securities Global Holdings LLC
5.66% (3 Month Term SOFR + 2.00%) due 10/31/31à	195,535	195,060
Hightower Holding LLC
6.41% (3 Month Term SOFR + 2.75%) due 02/03/32à	153,078	151,762
CPI Holdco B LLC
5.64% (1 Month Term SOFR + 2.00%) due 05/17/31à	147,375	146,715
Asurion LLC
7.91% (3 Month Term SOFR + 4.25%) due 09/19/30à	147,375	145,459
Aretec Group, Inc.
6.64% (1 Month Term SOFR + 3.00%) due 08/09/30à	74,625	74,413
Vacation Rental Brands Holdings
8.98% (3 Month Term SOFR + 5.25%, Rate Floor: 1.00%) due 05/06/32à,(a)	43,358	42,972
Total Financial		1,871,951

INDUSTRIAL - 0.4%
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR + 3.00%) due 09/29/32à	199,000	199,498
TransDigm, Inc.
6.14% (1 Month Term SOFR + 2.50%) due 02/13/33à	199,500	199,468
EMRLD Borrower, LP
5.89% (1 Month Term SOFR + 2.25%) due 08/04/31à	98,258	98,121
5.92% (3 Month Term SOFR + 2.25%) due 05/31/30à	97,515	97,384

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	FACE AMOUNT~		VALUE
SENIOR FLOATING RATE INTERESTS - 3.1% (continued)
INDUSTRIAL - 0.4% (continued)
Capstone Acquisition Holdings, Inc.
8.24% (1 Month Term SOFR + 4.50%, Rate Floor: 1.00%) due 11/13/29à,(a)		147,496	$146,945
Total Industrial			741,416

ENERGY - 0.2%
Transmontaigne Operating Co., LP
5.89% (1 Month Term SOFR + 2.25%, Rate Floor: 1.50%) due 03/16/30à		199,360	199,277
Bip PipeCo Holdings LLC
5.68% (3 Month Term SOFR + 2.00%) due 12/06/30à		198,310	197,875
Liquid Tech Solutions Holdings LLC
7.23% (3 Month Term SOFR + 3.50%) due 10/12/32à		93,079	92,209
Total Energy			489,361

TECHNOLOGY - 0.2%
Blue Finco SARL
6.98% (3 Month Term SOFR + 3.25%) due 07/12/32à		198,000	188,941
Ascend Learning LLC
6.64% (1 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 12/11/28à		188,568	183,644
Datix Bidco Ltd.
8.73% (6 Month SONIA + 5.00%) due 04/30/31à,(a)	GBP	71,200	93,898
8.73% (6 Month Term SOFR + 5.00%, Rate Floor: 0.50%) due 04/30/31à,(a)		20,000	19,888
Total Technology			486,371

CONSUMER, NON-CYCLICAL - 0.1%
Corpay Technologies Operating Co. LLC
5.39% (1 Month Term SOFR + 1.75%) due 11/05/32à		248,751	247,995

COMMUNICATIONS - 0.1%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR + 2.50%) due 06/20/33à		98,077	98,068
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 03/29/32à		30,000	29,991
Total Communications			128,059
Total Senior Floating Rate Interests
(Cost $6,139,191)			6,127,402

FEDERAL AGENCY BONDS - 0.9%
Tennessee Valley Authority
4.25% due 09/15/65		1,000,000	817,203
5.38% due 04/01/56		750,000	752,483
5.25% due 02/01/55		50,000	49,327
4.63% due 09/15/60		5,000	4,425
Tennessee Valley Authority Principal Strips
due 01/15/48(p),(q)		500,000	158,619
Total Federal Agency Bonds
(Cost $2,607,964)			1,782,057

FOREIGN GOVERNMENT DEBT - 0.8%
Australia Government Bond
4.25% due 03/21/36	AUD	1,840,000	1,226,561
Eagle Funding Luxco SARL
5.50% due 08/17/30(c)		250,000	251,013
Total Foreign Government Debt
(Cost $1,474,950)			1,477,574

MUNICIPAL BONDS - 0.2%
ILLINOIS - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		288,889	297,458

CALIFORNIA - 0.0%
California Public Finance Authority Revenue Bonds
5.40% due 11/15/31		50,000	50,810
Total Municipal Bonds
(Cost $343,187)			348,268

	CONTRACTS/ NOTIONAL VALUE
LISTED OPTIONS PURCHASED - 0.0%
Call Options on:
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with strike price of $97.50 (Notional Value $19,663,600)	82	8,200
3-Month SOFR Futures Contracts Expiring September 2026 with strike price of $97.50 (Notional Value $27,624,438)	115	1,438
Total Listed Options Purchased
(Cost $88,878)		9,638

OTC INTEREST RATE SWAPTIONS PURCHASED(r) - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	2,913,000	3,521
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	1,619,000	1,957

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	CONTRACTS/ NOTIONAL VALUE	VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED(r) - 0.0% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.25%	1,618,000	$1,471
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.25%	1,618,000	1,471
Citibank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	2,604,000	1,266
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	971,000	1,155
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	971,000	1,155
Barclays Bank plc 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.35%	1,370,000	918
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.35%	1,370,000	918
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.35%	1,370,000	918
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.35%	1,370,000	918
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	1,946,000	907
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	1,272,000	618
BNP Paribas 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.30%	1,948,000	614
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	971,000	453
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.30%	969,000	305
Total OTC Interest Rate Swaptions Purchased
(Cost $145,110)		18,565

Total Investments - 113.2%
(Cost $227,202,515)		$221,368,985

LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September 2026 with strike price of $98.00 (Notional Value $27,624,438)	115	(1,438)
3-Month SOFR Futures Contracts Expiring March 2027 with strike price of $98.00 (Notional Value $19,663,600)	82	(5,637)
Total Listed Options Written
(Premium received $44,464)		(7,075)

OTC INTEREST RATE SWAPTIONS WRITTEN(r) - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64%	1,172,500	(8)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64%	1,172,500	(8)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71%	837,500	(11)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69%	1,340,000	(11)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71%	837,500	(12)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69%	1,340,000	(12)
Barclays Bank plc 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 2.85%	1,370,000	(130)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	CONTRACTS/ NOTIONAL VALUE	VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN(r) - (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 2.85%	1,370,000	$(130)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 2.85%	1,370,000	(130)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring September 2026 with exercise rate of 2.85%	1,370,000	(130)
Total Interest Rate Swaptions		(582)

Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	971,000	(3,802)
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	969,000	(3,810)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	971,000	(5,020)
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	971,000	(5,020)
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	1,272,000	(5,042)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71%	837,500	(5,432)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71%	837,500	(5,432)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	1,946,000	(7,619)
BNP Paribas 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	1,948,000	(7,658)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	1,618,000	(8,410)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64%	1,172,500	(8,843)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64%	1,172,500	(8,843)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69%	1,340,000	(9,095)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69%	1,340,000	(9,096)
Citibank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	2,604,000	(10,195)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	2,913,000	(15,141)
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	3,237,000	(16,825)
Total Interest Rate Swaptions		(135,283)

Total OTC Interest Rate Swaptions Written
(Premium received $146,497)		(135,865)

Other Assets & Liabilities, net - (13.1)%		(25,688,928)
Total Net Assets - 100.0%		$195,537,117

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
à	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Value determined based on Level 3 inputs — See Note 4.
(b)	Special Purpose Acquisition Company (SPAC).
(c)	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $70,977,288 (cost $72,998,381), or 36.3% of total net assets.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

(d)	Affiliated issuer.
(e)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(f)	Rate indicated is the 7-day yield as of June 30, 2026.
(g)	Security is an interest-only strip.
(h)	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(i)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(j)	Perpetual maturity.
(k)	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $268,224 (cost $274,195), or 0.1% of total net assets - See Note 10.
(l)	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(m)	Security is in default of interest and/or principal obligations.
(n)	Face amount of security is adjusted for inflation.
(o)	All or a portion of these securities have been physically segregated in connection with the reverse repurchase agreements. As of June 30, 2026, the total value of securities segregated was $3,808,777.
(p)	Security is a principal-only strip.
(q)	Zero coupon rate security.
(r)	Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.

AUD — Australian Dollar

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LLC — Limited Liability Company

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Long Bond Futures Contracts	111	Sep 2026	$12,549,937	$172,081
U.S. Treasury 10 Year Note Futures Contracts	50	Sep 2026	5,488,282	30,013
U.S. Treasury 5 Year Note Futures Contracts	46	Sep 2026	4,920,922	1,904
U.S. Treasury 2 Year Note Futures Contracts	20	Sep 2026	4,121,875	(355)
				$203,643
Interest Rate Futures Contracts Sold Short
U.S. Treasury Ultra Long Bond Futures Contracts	13	Sep 2026	1,502,719	$(17,898)

Centrally Cleared Credit Default Swap Agreements Protection Sold

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation(a)
Bank of America Securities, Inc.	ICE	CDX. NA.IG.45.V1	1.00%	Quarterly	06/20/31	$1,800,000	$39,967	$34,144	$5,823

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

Centrally Cleared Credit Default Swap Agreements Protection Purchased

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Received	Unrealized Depreciation(a)
Bank of America Securities, Inc.	ICE	ITRAXX. EUR.45.V1	1.00%	Quarterly	06/20/31	EUR	1,600,000	$(41,454)	$(31,619)	$(9,835)

OTC Credit Default Swap Agreements Protection Purchased

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
J.P. Morgan Securities LLC	CDX.NA.HY.43. V1 (15-25%)	5.00%	Quarterly	12/20/29	$52,000	$(5,320)	$(2,328)	$(2,992)

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(a)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.21%	Annually	07/11/27	$4,000,000	$17,594	$106	$17,488
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.27%	Annually	06/27/27	4,500,000	11,409	102	11,307
Bank of America Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.95%	Annual	07/02/29	1,675,000	(85)	—	(85)
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/23/31	4,275,000	(5,562)	(3,562)	(2,000)
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.14%	Annually	06/12/36	1,000,000	(9,913)	—	(9,913)
Bank of America Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(119,916)	27	(119,943)
								$(106,473)	$(3,327)	$(103,146)

Forward Foreign Currency Exchange Contracts

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation
Bank of America, N.A.	EUR	Sell	312,000	361,267	USD	07/15/26	$4,591
Bank of America, N.A.	GBP	Sell	71,000	95,241	USD	07/15/26	1,083
							$5,674

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

OTC Interest Rate Swaptions Purchased

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.38%	12/28/26	3.38%	$2,913,000	$3,521
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.38%	12/28/26	3.38%	1,619,000	1,957
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.25%	12/28/26	3.25%	1,618,000	1,471
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.25%	12/28/26	3.25%	1,618,000	1,471
Citibank, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.43%	09/28/26	3.43%	2,604,000	1,266
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.38%	12/24/26	3.38%	971,000	1,155
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.38%	12/24/26	3.38%	971,000	1,155
Barclays Bank plc 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.35%	09/21/26	3.35%	1,370,000	918
Morgan Stanley Capital Services LLC 9-Month/5- Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.35%	09/21/26	3.35%	1,370,000	918
The Toronto- Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.35%	09/21/26	3.35%	1,370,000	918
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.35%	09/21/26	3.35%	1,370,000	918
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.43%	09/24/26	3.43%	1,946,000	907
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.43%	09/28/26	3.43%	1,272,000	618
BNP Paribas 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.30%	09/25/26	3.30%	1,948,000	614
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.43%	09/24/26	3.43%	971,000	453
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.30%	09/25/26	3.30%	969,000	305
								$18,565

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

OTC Interest Rate Swaptions Written

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	$1,172,500	$(8)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	1,172,500	(8)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	837,500	(11)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	1,340,000	(11)
The Toronto- Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	1,340,000	(12)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	837,500	(12)
Barclays Bank plc 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	09/21/26	2.85%	1,370,000	(130)
Morgan Stanley Capital Services LLC 9-Month/5- Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	09/21/26	2.85%	1,370,000	(130)
The Toronto- Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	09/21/26	2.85%	1,370,000	(130)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	09/21/26	2.85%	1,370,000	(130)
								$(582)

Put
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	09/24/26	3.95%	971,000	(3,802)
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	09/25/26	3.95%	969,000	(3,810)
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	12/24/26	3.95%	971,000	(5,020)
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	12/24/26	3.95%	971,000	(5,020)
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	09/28/26	3.95%	1,272,000	(5,042)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

OTC Interest Rate Swaptions Written (continued)

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	$837,500	$(5,432)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	837,500	(5,432)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	09/24/26	3.95%	1,946,000	(7,619)
BNP Paribas 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	09/25/26	3.95%	1,948,000	(7,658)
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	12/28/26	3.95%	1,618,000	(8,410)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	1,172,500	(8,843)
Morgan Stanley Capital Services LLC 1-Year/2- Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	1,172,500	(8,843)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	1,340,000	(9,095)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	1,340,000	(9,096)
Citibank, N.A. 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	09/24/26	3.95%	2,604,000	(10,195)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	12/28/26	3.95%	2,913,000	(15,141)
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.95%	12/28/26	3.95%	3,237,000	(16,825)
								$(135,283)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1

CME — Chicago Mercantile Exchange

EUR — Euro

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1

LLC — Limited Liability Company

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$17,827	$8	$17,835
Preferred Stocks	486,662	3,710,984	—	4,197,646
Warrants	1	—	3	4
Exchange-Traded Funds	54,581,315	—	—	54,581,315
Money Market Funds	958,137	—	—	958,137
Collateralized Mortgage Obligations	—	56,360,135	865,382	57,225,517
Corporate Bonds	—	39,798,714	3,565,905	43,364,619
Asset-Backed Securities	—	28,189,895	3,883,552	32,073,447
U.S. Government Securities	—	19,186,961	—	19,186,961
Senior Floating Rate Interests	—	4,747,850	1,379,552	6,127,402
Federal Agency Bonds	—	1,782,057	—	1,782,057
Foreign Government Debt	—	1,477,574	—	1,477,574
Municipal Bonds	—	348,268	—	348,268
Options Purchased	9,638	—	—	9,638
Interest Rate Swaptions Purchased	—	18,565	—	18,565
Interest Rate Futures Contracts(a)	203,998	—	—	203,998
Credit Default Swap Agreements(a)	—	5,823	—	5,823
Interest Rate Swap Agreements(a)	—	28,795	—	28,795
Forward Foreign Currency Exchange Contracts(a)	—	5,674	—	5,674
Unfunded Loan Commitments (Note 9)	—	—	874	874
Total Assets	$56,239,751	$155,679,122	$9,695,276	$221,614,149

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$7,075	$—	$—	$7,075
Interest Rate Swaptions Written	—	135,865	—	135,865
Interest Rate Futures Contracts(a)	18,253	—	—	18,253
Credit Default Swap Agreements(a)	—	12,827	—	12,827
Interest Rate Swap Agreements(a)	—	131,941	—	131,941
Unfunded Loan Commitments (Note 9)	—	—	160	160
Total Liabilities	$25,328	$280,633	$160	$306,121

(a)	Reported as unrealized appreciation/(depreciation) at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $2,117,428 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average(a)
Assets:
Asset-Backed Securities	$1,924,169	Yield Analysis	Yield	6.0%-7.3%	6.6%
Asset-Backed Securities	1,365,198	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	525,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	68,639	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	546	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	846,072	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	19,310	Third Party Pricing	Vendor Price	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	3,337,405	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	228,500	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	898,651	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	480,901	Model Price	Purchase Price	—	—
Unfunded Loan Commitments	874	Model Price	Purchase Price	—	—
Warrants	3	Model Price	Liquidation Value	—	—
Total Assets	$9,695,276
Liabilities:
Unfunded Loan Commitments	$160	Model Price	Purchase Price	—	—

(a)	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of $546 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Amortization of premiums/ discounts	Total realized gains (losses) included in earnings
Assets
Asset-Backed Securities	$3,508,701	$468,639	$(75,836)	$—	$—
Corporate Bonds	5,216,173	116,916	(1,865,614)	—	237,841
Senior Floating Rate Interests	861,363	936,353	(412,463)	387	210
Warrants	3	—	—	—	—
Common Stocks	8	—	—	—	—
Collateralized Mortgage Obligations	887,025	—	(8,776)	(2,424)	(618)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Amortization of premiums/ discounts	Total realized gains (losses) included in earnings
Assets
Unfunded Loan Commitments	$2,640	$—	$—	$—	$—
Total Assets	$10,475,913	$1,521,908	$(2,362,689)	$(2,037)	$237,433

Liabilities
Unfunded Loan Commitments	$(92)	$—	$—	$—	$—

	Total change in unrealized appreciation (depreciation) included in earnings	Transfers into Level 3	Ending Balance	Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2026
Assets
Asset-Backed Securities	$(18,498)	$546	$3,883,552	$(18,498)
Corporate Bonds	(139,411)	—	3,565,905	(77,028)
Senior Floating Rate Interests	(6,298)	—	1,379,552	(6,214)
Warrants	—	—	3	—
Common Stocks	—	—	8	—
Collateralized Mortgage Obligations	(9,825)	—	865,382	(9,827)
Unfunded Loan Commitments	(1,766)	—	874	367
Total Assets	$(175,798)	$546	$9,695,276	$(111,200)

Liabilities
Unfunded Loan Commitments	$(68)	$—	$(160)	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2025-12, 5.34% due 12/25/70	6.34%	11/01/29
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40	6.16%	04/25/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40	6.03%	06/28/28
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70	6.54%	07/01/29
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due 10/25/40	7.50%	12/25/27
EFMT 2025-CES4, 5.43% due 06/25/60	6.43%	07/01/29
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2025-NQM4, 5.73% due 06/25/70	6.73%	07/01/29
HOMES Trust 2025-AFC3, 5.34% due 08/25/60	6.34%	09/01/29
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40	6.24%	02/25/28
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70	6.22%	11/01/29
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1, 4.25% due 02/25/65	5.25%	09/01/29
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60	6.46%	09/01/29
OBX Trust 2025-NQM16, 5.21% due 08/25/65	6.21%	09/01/29

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
SERIES E (TOTAL RETURN BOND SERIES)

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28
PRPM LLC 2025-8, 5.39% due 10/25/30	8.39%	10/01/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
Saluda Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40	6.32%	03/01/28
Towd Point Mortgage Trust 2025-FIX1, 5.16% due 09/25/65	6.16%	09/01/29
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65	6.46%	10/01/29
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Securitized Income ETF	$—	$54,610,932	$(44)	$(16)	$(29,557)	$54,581,315	1,086,191	$—
Mutual Funds
Guggenheim Variable Insurance Strategy Fund III	26,595,868	27,967,327	(54,610,932)	—	47,737	—	—	994,367
	$26,595,868	$82,578,259	$(54,610,976)	$(16)	$18,180	$54,581,315		$994,367

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
SERIES E (TOTAL RETURN BOND SERIES)

June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $172,591,643)	$166,787,670
Investments in affiliated issuers, at value (cost $54,610,872)	54,581,315
Unrealized appreciation on unfunded loan commitments (Note 9)	874
Cash	22,635
Unrealized appreciation on forward foreign currency exchange contracts	5,674
Receivables:
Interest	1,217,656
Fund shares sold	306,250
Investments sold	134,419
Variation margin on credit default swap agreements	22,334
Variation margin on interest rate swap agreements	16,009
Foreign tax reclaims	2,338
Dividends	1,844
Other assets	15,596
Total assets	223,114,614

LIABILITIES:
Reverse repurchase agreements (Note 6)	2,117,428
Unrealized depreciation on unfunded loan commitments (Note 9)	160
Options written, at value (premiums received $190,961)	142,940
Unamortized upfront premiums received on OTC swap agreements	2,328
Unrealized depreciation on OTC swap agreements	2,992
Segregated cash due to broker	117,358
Payable for:
Investments purchased	24,923,514
Variation margin on futures contracts	140,376
Investment advisory fees	51,749
Distribution and service fees	39,917
Fund shares redeemed	18,399
Transfer agent fees	9,326
Fund accounting/administration fees	8,607
Due to Investment Adviser	2,403
Total liabilities	27,577,497
NET ASSETS	$195,537,117

NET ASSETS CONSIST OF:
Paid-in capital	$209,596,550
Total distributable earnings (loss)	(14,059,433)
Net assets	$195,537,117
Capital shares outstanding	13,154,281
Net asset value per share	$14.86

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
SERIES E (TOTAL RETURN BOND SERIES)
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$10,679
Dividends from securities of affiliated issuers	994,367
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $4,025)	4,128,185
Total investment income	5,133,231

EXPENSES:
Investment advisory fees	371,426
Distribution and service fees	238,093
Professional fees	39,744
Custodian fees	21,676
Transfer agent fees	13,235
Fund accounting/administration fees	7,869
Trustees’ fees and expenses*	7,698
Interest expense	2,244
Line of credit fees	1,857
Miscellaneous	20,475
Recoupment of previously waived fees	13,119
Total expenses	737,436
Expenses waived by Adviser	(10,521)
Net expenses	726,915
Net investment income	4,406,316
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	77,960
Investments in affiliated issuers	(16)
Swap agreements	(259,198)
Futures contracts	(313,317)
Options purchased	(112,848)
Options written	45,786
Forward foreign currency exchange contracts	9,914
Foreign currency transactions	4,059
Net realized loss	(547,660)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,850,696)
Investments in affiliated issuers	18,180
Swap agreements	(66,936)
Futures contracts	185,745
Options purchased	(88,898)
Options written	(36,060)
Forward foreign currency exchange contracts	6,049
Foreign currency translations	759
Net change in unrealized appreciation (depreciation)	(1,831,857)
Net realized and unrealized loss	(2,379,517)
Net increase in net assets resulting from operations	$2,026,799

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

STATEMENTS OF CHANGES IN NET ASSETS
SERIES E (TOTAL RETURN BOND SERIES)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,406,316	$7,910,106
Net realized loss on investments	(547,660)	(1,378,895)
Net change in unrealized appreciation (depreciation) on investments	(1,831,857)	6,079,503
Net increase in net assets resulting from operations	2,026,799	12,610,714
Distributions to shareholders	—	(7,171,232)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,337,350	42,212,221
Distributions reinvested	—	7,171,232
Cost of shares redeemed	(10,077,873)	(28,610,499)
Net increase from capital share transactions	3,259,477	20,772,954
Net increase in net assets	5,286,276	26,212,436
NET ASSETS:
Beginning of period	190,250,841	164,038,405
End of period	$195,537,117	$190,250,841

CAPITAL SHARE ACTIVITY:
Shares sold	901,686	2,903,122
Shares issued from reinvestment of distributions	—	507,159
Shares redeemed	(681,228)	(1,961,817)
Net increase in shares	220,458	1,448,464

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SERIES E (TOTAL RETURN BOND SERIES)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$14.71	$14.28	$14.39	$13.97	$17.23	$18.09
Income (loss) from investment operations:
Net investment income (loss)(b)	0.34	0.66	0.69	0.62	0.53	0.44
Net gain (loss) on investments (realized and unrealized)	(0.19)	0.38	(0.25)	0.33	(3.29)	(0.51)
Total from investment operations	0.15	1.04	0.44	0.95	(2.76)	(0.07)
Less distributions from:
Net investment income	—	(0.61)	(0.55)	(0.53)	(0.46)	(0.30)
Net realized gains	—	—	—	—	(0.04)	(0.49)
Total distributions	—	(0.61)	(0.55)	(0.53)	(0.50)	(0.79)
Net asset value, end of period	$14.86	$14.71	$14.28	$14.39	$13.97	$17.23
Total Return(c)	1.02%	7.48%	3.09%	6.95%	(16.15)%	(0.43)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$195,537	$190,251	$164,038	$150,283	$135,066	$174,203
Ratios to average net assets:
Net investment income (loss)	4.63%	4.50%	4.80%	4.44%	3.54%	2.51%
Total expenses(d)	0.77%	0.96%	0.95%	1.02%	0.90%	0.85%
Net expenses(e)	0.76%	0.84%	0.89%	0.95%	0.85%	0.78%
Portfolio turnover rate	36%	51%	88%	91%	51%	84%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the expense limitation agreement	0.76%	0.78%	0.77%	0.76%	0.76%	0.78%
Recoupment of previously waived fees(f)	0.01%	0.01%	0.04%	—	—	—

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
(f)	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	SHARES	VALUE
COMMON STOCKS - 0.5%
INDUSTRIAL - 0.4%
API Heat Transfer Intermediate(a)	123	$171,470
BP Holdco LLC*,(a),(b)	11,609	5,400
Total Industrial		176,870

COMMUNICATIONS - 0.1%
LuxCo 3 SARL	789	15,542
Xplore, Inc.	3,953	2,788
Total Communications		18,330

CONSUMER, NON-CYCLICAL - 0.0%
WW International, Inc.*	531	8,485

CONSUMER, CYCLICAL - 0.0%
Asphalt Atd Holdco LLC(a)	23,999	4,272
FG Parent LLC(a)	2,340	1,462
Total Consumer, Cyclical		5,734
Total Common Stocks
(Cost $601,911)		209,419

PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Keenova	269	26,138
Par Health	269	1,748
Total Financial		27,886

CONSUMER, NON-CYCLICAL - 0.0%
Ingenovis Health, LP(a)	14	14,465
Total Preferred Stocks
(Cost $74,175)		42,351

RIGHTS - 0.0%
COMMUNICATIONS - 0.0%
Xplore, Inc.(a)	302	—

BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco LLC
Expiring 12/31/49*,(a)	1,071	—
Total Rights
(Cost $0)		—

EXCHANGE-TRADED FUNDS - 2.0%
Guggenheim Securitized Income ETF(b)	17,300	869,329
Total Exchange-Traded Funds
(Cost $868,147)		869,329

MUTUAL FUNDS - 5.3%
Guggenheim Floating Rate Strategies Fund — Institutional Shares(b)	98,199	2,271,339
Total Mutual Funds
(Cost $2,392,588)		2,271,339

MONEY MARKET FUNDS(c) - 0.5%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.52%(d)	224,055	224,055
Total Money Market Funds
(Cost $224,055)		224,055

	FACE AMOUNT
SENIOR FLOATING RATE INTERESTS - 86.9%
CONSUMER, CYCLICAL - 20.5%
AI Aqua Merger Sub, Inc.
6.12% (3 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 07/31/28à	$495,009	494,346
due 06/24/33(e)	190,000	189,787
Core & Main, LP
due 06/25/33(e)	250,000	249,375
5.66% (3 Month Term SOFR + 2.00%) due 02/09/31à	244,403	244,403
PetSmart LLC
7.65% (1 Month Term SOFR + 4.00%) due 08/18/32à	491,903	490,880
Alterra Mountain Co.
6.14% (1 Month Term SOFR + 2.50%) due 08/17/28à	237,855	237,855
6.14% (1 Month Term SOFR + 2.50%) due 05/31/30à	197,014	196,604
Flutter Financing BV
5.48% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%)
due 11/30/30à	429,000	424,603
AS Mileage Plan IP Ltd.
5.43% (3 Month Term SOFR + 1.75%) due 10/15/31à	402,561	400,927
Entain Holdings (Gibraltar) Ltd.
5.98% (3 Month Term SOFR + 2.25%) due 10/31/29à	296,569	295,994
Air Canada
5.41% (1 Month Term SOFR + 1.75%) due 03/21/31à	245,606	244,685
Peer Holding III BV
6.23% (3 Month Term SOFR + 2.50%) due 07/01/31à	241,325	241,627
TRQ Sales LLC
6.98% (3 Month Term SOFR + 3.25%) due 12/30/32à	244,637	239,744
Fertitta Entertainment LLC
6.89% (1 Month Term SOFR + 3.25%, Rate Floor: 0.50%)
due 01/27/29à	229,648	229,299
White Cap Supply Holdings LLC
6.89% (1 Month Term SOFR + 3.25%) due 10/19/29à	225,000	224,476
1011778 BC ULC
5.39% (1 Month Term SOFR + 1.75%) due 09/20/30à	222,191	221,729

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
CONSUMER, CYCLICAL - 20.5% (continued)
Life Time, Inc.
5.61% (1 Month Term SOFR + 2.00%) due 11/05/31à	$217,432	$217,486
Caesars Entertainment, Inc.
5.89% (1 Month Term SOFR + 2.25%, Rate Floor: 0.50%) due 02/06/30à	200,349	193,275
5.89% (1 Month Term SOFR + 2.25%, Rate Floor: 0.50%) due 02/06/31à	14,736	14,124
FCG Acquisitions, Inc.
6.89% (1 Month Term SOFR + 3.25%) due 03/04/33à	199,500	200,092
Penn Entertainment, Inc.
5.64% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 05/30/33à	199,481	198,936
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 01/17/32à	182,565	182,185
Scientific Games Corp.
6.67% (3 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 04/04/29à	179,543	176,850
DK Crown Holdings, Inc.
5.37% (1 Month Term SOFR + 1.75%) due 03/04/32à	172,756	172,341
Beach Acquisition Bidco LLC
6.39% (1 Month Term SOFR + 2.75%) due 09/12/32à	169,151	169,816
Recess Holdings, Inc.
7.42% (3 Month Term SOFR + 3.75%, Rate Floor: 1.00%) due 02/20/30à	166,960	166,656
International Entertainment Jjco 3 Ltd.
6.66% (3 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 04/29/32à	163,356	163,152
Boots Group Bidco Ltd.
6.92% (3 Month Term SOFR + 3.25%) due 08/30/32à	151,340	151,718
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR + 3.25%, Rate Floor: 0.50%) due 02/04/33à	149,625	149,688
Betclic Everest Group SAS
6.48% (3 Month Term SOFR + 2.75%) due 12/10/31à	149,625	149,671
Gulfside Supply, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 06/17/31à	167,355	140,475
TKO Worldwide Holdings LLC
5.64% (3 Month Term SOFR + 2.00%) due 11/21/31à	138,455	137,936
Hayward Industries, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 05/30/28à	129,907	129,948
Station Casinos LLC
5.64% (1 Month Term SOFR + 2.00%) due 03/14/31à	128,359	128,265
QXO Building Products, Inc.
due 06/03/33(e)	90,000	89,750
5.64% (1 Month Term SOFR + 2.00%) due 04/30/32à	35,889	35,814
SeaWorld Parks & Entertainment, Inc.
5.64% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 12/04/31à	122,813	121,789
Evergreen Acqco 1, LP
6.17% (3 Month Term SOFR + 2.50%) due 09/17/32à	121,042	120,981
Park River Holdings, Inc.
8.19% (3 Month Term SOFR + 4.50%, Rate Floor: 0.75%) due 03/15/31à	109,725	109,473
SGH2 LLC
8.23% (3 Month Term SOFR + 4.50%) due 08/18/32à	107,686	107,417
Live Nation Entertainment, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 10/21/32à	106,465	106,332
Vista Management Holding, Inc.
7.44% (3 Month Term SOFR + 3.75%) due 04/01/31à	89,093	89,383
HNI Corp.
5.37% (1 Month Term SOFR + 1.75%) due 12/10/32à	87,780	87,670
Sabre GLBL, Inc.
9.74% (1 Month Term SOFR + 6.00%, Rate Floor: 1.50%) due 11/15/29à	74,691	66,401
Openlane, Inc.
6.15% (3 Month Term SOFR + 2.50%) due 10/08/32à	64,675	64,837
Pacific Bells LLC
7.23% (3 Month Term SOFR + 3.50%, Rate Floor: 0.50%) due 11/13/28à	64,513	64,603
Pioneer Opco LLC
6.89% (1 Month Term SOFR + 3.25%) due 05/15/33à	55,713	55,882
Asphalt Atd Holdco LLC
6.73% (3 Month Term SOFR + 4.00%) (in-kind rate was 4.00%) due 02/28/30à,(a),(f)	89,290	51,788
VSE Corp.
5.61% (1 Month Term SOFR + 2.00%) due 05/05/33à	50,000	49,987
Six Flags Entertainment Corp.
5.64% (1 Month Term SOFR + 2.00%) due 05/01/31à	44,433	43,968
Total Consumer, Cyclical		8,735,023

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
CONSUMER, NON-CYCLICAL - 14.9%
Froneri US, Inc.
5.88% (6 Month Term SOFR + 2.25%) due 09/30/31à	$385,024	$382,024
IVI America LLC
6.48% (3 Month Term SOFR + 2.75%) due 04/09/31à	254,689	254,689
due 04/09/31(e)	50,000	50,000
Fugue Finance LLC
5.91% (3 Month Term SOFR + 2.25%, Rate Floor: 0.50%) due 01/09/32à	271,685	270,675
Aggreko Holdings, Inc.
6.63% (3 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 05/21/31à	247,500	247,624
Upbound Group, Inc.
6.43% (3 Month Term SOFR + 2.75%, Rate Floor: 0.50%) due 08/13/32à	244,915	245,018
Prime Security Services Borrower LLC
5.62% (1 Month Term SOFR + 2.00%) due 10/13/30à	244,014	242,245
Eagle Parent Corp.
7.98% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 04/02/29à	215,438	216,353
WEX, Inc.
5.39% (1 Month Term SOFR + 1.75%) due 03/31/28à	208,478	208,032
Amspec Parent LLC
7.23% (3 Month Term SOFR + 3.50%) due 12/22/31à	198,889	198,988
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 10/16/31à	196,520	196,233
Thevelia US LLC
6.73% (3 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 06/18/29à	199,933	193,997
Imagefirst Holdings LLC
8.75% (3 Month Term SOFR + 3.00%) due 03/12/32à	188,100	187,944
Grant Thornton Advisors Holding LLC
6.39% (1 Month Term SOFR + 2.75%) due 06/02/31à	186,739	177,383
Resonetics LLC
6.42% (3 Month Term SOFR + 2.75%, Rate Floor: 0.75%) due 06/18/31à	166,320	165,999
Chef’s Warehouse Parent LLC
6.14% (1 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 08/23/29à	163,167	163,506
Congruex Group LLC
9.63% (3 Month Term SOFR + 5.75%, Rate Floor: 0.75%) due 05/03/29à	266,283	160,390
Dermatology Intermediate Holdings III, Inc.
7.91% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29à	158,430	153,734
APi Group DE, Inc.
5.39% (1 Month Term SOFR + 1.75%) due 05/16/33à	152,530	152,164
Primo Brands Corp.
6.48% (3 Month Term SOFR + 2.75%, Rate Floor: 0.50%) due 03/31/31à	149,625	150,253
Spring Education Group, Inc.
6.98% (3 Month Term SOFR + 3.25%) due 10/04/30à	142,419	141,975
Medline Borrower, LP
5.14% (1 Month Term SOFR + 1.50%, Rate Floor: 0.50%) due 05/15/33à	135,962	135,053
Secretariat Advisors LLC
7.73% (3 Month Term SOFR + 4.00%) due 02/28/32à	136,282	133,301
Midwest Physician Administrative Services
6.76% (1 Month Term SOFR + 3.00%, Rate Floor: 1.75%) due 03/12/28à	131,264	130,181
Pacific Dental Services LLC
5.89% (1 Month Term SOFR + 2.25%) due 03/15/31à	127,560	127,517
Pacific Dental Services, Inc.
due 03/15/31(e)	127,239	127,196
ASP Dream Acquisition Company LLC
7.99% (1 Month Term SOFR + 4.25%, Rate Floor: 0.75%) due 12/15/28à	128,438	120,090
Lernen US Finco LLC
7.01% (3 Month Term SOFR + 3.50%) due 10/27/31à	118,804	116,689
Mamba Purchaser, Inc.
6.40% (1 Month Term SOFR + 2.75%, Rate Floor: 0.50%) due 10/14/31à	114,425	114,408
1261229 BC Ltd.
9.89% (1 Month Term SOFR + 6.25%) due 10/08/30à	107,910	104,521
Ingenovis Health, Inc.
8.91% (3 Month Term SOFR + 5.25%) due 03/06/28à	145,503	101,488
Transnetwork LLC
8.48% (3 Month Term SOFR + 4.75%, Rate Floor: 0.50%) due 12/30/30à	117,435	101,141

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
CONSUMER, NON-CYCLICAL - 14.9% (continued)
Snacking Investments US LLC
6.66% (3 Month Term SOFR + 3.00%) due 10/29/32à	$99,750	$99,948
Hopper Merger Sub, Inc.
5.99% (3 Month Term SOFR + 2.25%) due 04/07/33à	100,000	97,771
Red Spv LLC
5.90% (1 Month Term SOFR + 2.25%) due 03/15/32à	96,393	96,353
US Fertility Enterprises LLC
6.98% (3 Month Term SOFR + 3.25%) due 12/30/32à	95,158	95,297
Concentra Health Services, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 07/26/31à	83,728	83,797
Medical Solutions Holdings, Inc.
7.26% (3 Month Term SOFR + 3.50%) due 11/01/28à,(a)	390,365	38,261
due 11/01/30(e)	52,000	37,700
Galaxy US Opco, Inc.
8.91% (3 Month Term SOFR + 5.25%, Rate Floor: 0.50%) due 07/31/30à	82,105	74,973
Lumexa Imaging, Inc.
5.73% (3 Month Term SOFR + 2.00%) due 12/17/32à	74,813	74,875
Anticimex Global AB
6.41% (3 Month Term SOFR + 2.90%) due 11/17/31à	72,155	72,219
Composecure Holdings LLC
5.92% (3 Month Term SOFR + 2.25%) due 01/14/33à	55,000	54,635
Del Monte Foods, Inc.
11.72% (1 Month Term SOFR + 8.10%) due 08/02/28à	100,462	47,468
7.99% (1 Month Term SOFR + 4.35%, Rate Floor: 0.50%) due 08/02/28à	158,815	4,764
Weight Watchers International Holdings Ltd.
10.53% (3 Month Term SOFR + 6.80%, Rate Floor: 0.50%) due 06/24/30à	25,514	19,016
Total Consumer, Non-cyclical		6,367,888

INDUSTRIAL - 14.0%
Indicor LLC
6.14% (1 Month Term SOFR + 2.50%) due 11/22/29à	297,000	296,644
TransDigm, Inc.
6.14% (1 Month Term SOFR + 2.50%) due 02/28/31à	192,824	192,847
6.14% (1 Month Term SOFR + 2.50%) due 01/19/32à	78,800	78,804
EMRLD Borrower, LP
5.89% (1 Month Term SOFR + 2.25%) due 08/04/31à	266,165	265,795
Genesee & Wyoming, Inc.
5.48% (3 Month Term SOFR + 1.75%) due 04/10/31à	255,968	254,753
Quikrete Holdings, Inc.
5.89% (1 Month Term SOFR + 2.25%) due 04/14/31à	138,495	138,322
5.89% (1 Month Term SOFR + 2.25%) due 02/10/32à	64,188	64,107
5.89% (1 Month Term SOFR + 2.25%) due 03/19/29à	42,382	42,386
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR + 3.75%, Rate Floor: 0.50%) due 08/03/29à	237,966	238,611
Pelican Products, Inc.
8.24% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 12/29/28à	236,688	226,110
Hobbs & Associates LLC
6.39% (1 Month Term SOFR + 2.75%) due 07/23/31à	212,548	212,016
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR + 4.00%) due 04/15/33à	190,000	190,237
Enviri Corp.
6.01% (1 Month Term SOFR + 2.25%, Rate Floor: 0.50%) due 06/09/28à	188,170	187,385
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR + 3.00%) due 09/29/32à	185,070	185,533
Michael Baker International LLC
7.66% (3 Month Term SOFR + 4.00%, Rate Floor: 0.75%) due 12/01/28à	178,147	177,869
Dynasty Acquisition Co., Inc.
5.64% (1 Month Term SOFR + 2.00%) due 10/31/31à	174,195	174,538
Cube A&D Buyer, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 10/17/31à	172,343	172,343
Pregis Topco LLC
7.39% (1 Month Term SOFR + 3.75%) due 02/01/29à	170,301	170,696
Owens-Illinois Group, Inc.
6.64% (1 Month Term SOFR + 3.00%) due 09/30/32à	164,971	163,372
Fluidra Finco SL
5.67% (1 Month Term SOFR + 1.93%, Rate Floor: 0.50%) due 01/29/29à	159,840	159,769
Mi Windows & Doors LLC
6.39% (1 Month Term SOFR + 2.75%) due 03/28/31à	152,046	149,867
Energizer Holdings, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 03/19/32à	139,494	138,928

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
INDUSTRIAL - 14.0% (continued)
API Heat Transfer Thermasys Corp.
10.49% (3 Month Term SOFR + 6.50%) due 11/28/29à,(a)	$127,991	$127,991
Engineering Research & Consulting LLC
8.73% (3 Month Term SOFR + 5.00%) due 08/29/31à	147,750	123,846
Graham Packaging Co., Inc.
5.89% (1 Month Term SOFR + 2.25%) due 01/26/33à	114,713	114,748
Proampac PG Borrower LLC
7.67% (3 Month Term SOFR + 4.00%) due 03/07/33à	116,818	114,670
STS Operating, Inc.
7.74% (1 Month Term SOFR + 4.00%) due 03/25/31à	114,368	114,391
Pro Mach Group, Inc.
6.14% (1 Month Term SOFR + 2.50%) due 10/15/32à	109,725	109,725
OEP Glass Purchaser LLC
7.73% (3 Month Term SOFR + 4.00%) due 03/07/33à	103,688	103,364
Savage Enterprises LLC
5.62% (1 Month Term SOFR + 2.00%) due 08/05/32à	102,639	102,529
Brown Group Holding LLC
6.14% (3 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 07/01/31à	98,998	99,187
Tega MC Australia Holdings Pty Ltd.
7.16% (1 Month Term SOFR + 3.50%) due 03/25/33à	95,000	95,416
Azuria Water Solutions, Inc.
6.48% (3 Month Term SOFR + 2.75%) due 04/25/33à	95,564	95,234
Mannington Mills, Inc.
8.39% (1 Month Term SOFR + 4.75%) due 03/25/32à	96,396	94,468
Frontdoor, Inc.
5.89% (1 Month Term SOFR + 2.25%) due 12/19/31à	94,437	94,437
Construction Partners, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 11/03/31à	93,813	93,691
GFL ES US LLC
6.16% (3 Month Term SOFR + 2.50%) due 03/03/32à	89,275	89,231
LSF12 Phoenix Holdco LLC
8.14% (1 Month Term SOFR + 4.50%) due 03/25/33à	80,000	79,334
East West Manufacturing LLC
due 06/04/32(e)	80,000	78,400
Gibraltar Industries, Inc.
5.88% (1 Month Term SOFR + 2.25%) due 02/02/33à	64,615	64,454
Madison Safety & Flow LLC
8.25% (1 Month Term SOFR + 2.50%) due 09/26/31à	60,148	60,158
ESCO Technologies, Inc.
due 06/11/33(e)	60,000	59,850
Belden, Inc.
due 06/10/33(e)	52,000	52,000
Arcwood Environmental, Inc.
6.64% (1 Month Term SOFR + 3.00%) due 04/01/33à,(a)	43,000	43,161
Knife River Corp.
5.40% (1 Month Term SOFR + 1.75%) due 03/08/32à	41,522	41,548
Salas Obrien, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 01/31/33à,(a)	39,857	39,857
Graftech Finance, Inc.
9.67% (3 Month Term SOFR + 6.00%, Rate Floor: 2.00%) due 12/21/29à	28,445	27,172
Total Industrial		5,999,794

FINANCIAL - 12.4%
Blackhawk Network Holdings, Inc.
7.14% (1 Month Term SOFR + 3.50%, Rate Floor: 1.00%) due 03/12/29à	493,716	490,942
Iron Mountain Information Management Services, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 01/31/31à	381,724	380,674
Citadel Securities Global Holdings LLC
5.66% (3 Month Term SOFR + 2.00%) due 10/31/31à	349,329	348,480
Jane Street Group LLC
5.67% (3 Month Term SOFR + 2.00%) due 12/15/31à	268,336	265,674
Ardonagh Midco 3 Ltd.
6.73% (3 Month Term SOFR + 3.00%) due 02/15/31à	270,398	261,105
Nexus Buyer LLC
7.14% (1 Month Term SOFR + 3.50%) due 07/31/31à	264,924	254,870
Acuren Delaware Holdco, Inc.
6.14% (1 Month Term SOFR + 2.50%) due 07/30/31à	248,116	248,063
Asurion LLC
7.91% (3 Month Term SOFR + 4.25%) due 09/19/30à	237,102	234,019
HarbourVest Partners, LP
5.73% (3 Month Term SOFR + 2.00%) due 04/19/30à,(a)	233,765	232,888
CFC US 2025 LLC
7.18% (3 Month Term SOFR + 3.50%) due 07/01/32à	234,049	219,227

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
FINANCIAL - 12.4% (continued)
USI, Inc.
5.98% (3 Month Term SOFR + 2.25%) due 11/21/29à	$202,172	$201,364
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR + 4.00%) due 01/27/33à	187,836	187,930
Virtu Financial
6.14% (1 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 06/21/31à	173,250	173,163
Hightower Holding LLC
6.41% (3 Month Term SOFR + 2.75%) due 02/03/32à	123,254	122,195
due 06/10/33(e)	20,000	19,828
Starwood Property Mortgage LLC
5.64% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 01/02/30à	128,321	127,894
Pioneer AcquisitionCo LLC
6.15% (3 Month Term SOFR + 2.50%) due 10/27/32à	120,698	120,660
Jefferies Finance LLC
6.39% (1 Month Term SOFR + 2.75%) due 10/21/31à	118,742	118,455
Kestra Advisor Services Holdings A, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 03/22/31à	118,426	117,230
Orion Us Finco, Inc.
7.17% (3 Month Term SOFR + 3.50%) due 10/08/32à	109,725	109,701
Blackstone Mortgage Trust, Inc.
6.14% (1 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 12/10/30à	59,850	59,644
6.14% (1 Month Term SOFR + 2.50%) due 12/19/32à	49,750	49,563
Citco Funding LLC
5.66% (3 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 01/30/33à	104,475	104,121
Outfront Media Capital LLC
5.40% (1 Month Term SOFR + 1.75%) due 09/24/32à	98,800	98,627
IMC Global Holdings LLC
6.65% (1 Month Term SOFR + 3.00%) due 06/18/32à	84,150	84,045
Walker & Dunlop, Inc.
5.65% (1 Month Term SOFR + 2.00%) due 03/14/32à,(a)	75,320	74,943
Osaic Holdings, Inc.
6.23% (3 Month Term SOFR + 2.50%) due 07/30/32à	66,434	65,487
TPG RE Finance Trust, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 05/16/33à	65,000	64,919
Saphilux SARL
6.73% (6 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 07/18/28à	64,350	64,538
Focus Financial Partners LLC
6.14% (1 Month Term SOFR + 2.50%) due 09/15/31à	64,734	63,083
CPI Holdco B LLC
5.64% (1 Month Term SOFR + 2.00%) due 05/17/31à	59,046	58,782
Orion Advisor Solutions, Inc.
6.41% (3 Month Term SOFR + 2.75%) due 09/24/30à	56,368	55,772
IMC Financing LLC
due 06/18/32(e)	55,000	54,931
ACI Rover Parent LLC
5.98% (3 Month Term SOFR + 2.25%) due 06/05/33à	50,000	49,863
Jones Deslauriers Insurance Management, Inc.
6.66% (3 Month Term SOFR + 3.00%) due 02/02/33à	50,000	47,763
GTCR Everest Borrower LLC
6.23% (3 Month Term SOFR + 2.50%) due 09/05/31à	34,229	34,063
Aretec Group, Inc.
6.64% (1 Month Term SOFR + 3.00%) due 08/09/30à	26,198	26,124
Ascensus Group Holdings
6.64% (1 Month Term SOFR + 3.00%) due 11/25/32à	16,429	16,026
Total Financial		5,306,656

TECHNOLOGY - 9.5%
Ascend Learning LLC
6.64% (1 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 12/11/28à	493,107	480,232
Boxer Parent Co., Inc.
6.42% (3 Month Term SOFR + 2.75%) due 07/30/31à	479,303	430,376
DS Admiral Bidco LLC
7.98% (3 Month Term SOFR + 4.25%) due 06/26/31à	421,048	400,294
Athena Health Group, Inc.
6.89% (1 Month Term SOFR + 3.25%, Rate Floor: 0.50%) due 02/13/32à	247,500	244,654
IGT Holding IV AB
6.73% (3 Month Term SOFR + 3.00%) due 09/01/31à	249,375	243,298
Pushpay USA, Inc.
7.39% (1 Month Term SOFR + 3.75%) due 08/15/31à,(a)	256,044	238,121
Blue Finco SARL
6.98% (3 Month Term SOFR + 3.25%) due 07/12/32à	247,500	236,177

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
TECHNOLOGY - 9.5% (continued)
Capstone Borrower, Inc.
6.48% (3 Month Term SOFR + 2.75%) due 06/17/30à	$242,067	$231,201
Amentum Holdings, Inc.
5.39% (1 Month Term SOFR + 1.75%) due 09/29/31à	226,536	226,083
Modena Buyer LLC
7.91% (3 Month Term SOFR + 4.25%) due 07/01/31à	233,641	215,359
OAK-Eagle Acquireco, Inc.
due 03/24/33(e)	185,000	185,398
Zodiac Purchaser LLC
7.14% (1 Month Term SOFR + 3.50%) due 02/14/32à	201,559	184,426
PointClickCare Technologies, Inc.
6.41% (3 Month Term SOFR + 2.75%) due 11/03/31à	123,641	123,064
SS&C Technologies, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 05/09/31à	116,550	116,283
Epicor Software
6.39% (1 Month Term SOFR + 2.75%) due 05/30/31à	104,949	100,095
Kaseya, Inc.
6.91% (3 Month Term SOFR + 3.25%) due 03/22/32à	119,095	91,637
Waystar Technologies, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 10/22/29à	80,595	80,292
Dayforce, Inc.
6.66% (3 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 02/04/33à	80,000	72,689
World Wide Technology Holding Co. LLC
5.64% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 03/01/30à	68,953	68,551
Cloud Software Group, Inc.
6.98% (3 Month Term SOFR + 3.25%) due 08/13/32à	59,550	51,340
6.98% (3 Month Term SOFR + 3.25%) due 03/21/31à	18,278	15,970
CCC Intelligent Solutions, Inc.
5.64% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 01/23/32à	12,909	12,709
Total Technology		4,048,249

COMMUNICATIONS - 7.8%
Virgin Media Bristol LLC
6.97% (6 Month Term SOFR + 3.18%) due 03/31/31à	400,406	353,747
Sunrise Financing Partnership
6.10% (6 Month Term SOFR + 2.47%) due 02/15/32à	304,199	299,800
Chewy, Inc.
5.45% (3 Month Term SOFR + 1.75%) due 06/23/33à	250,000	249,688
Gen Digital, Inc.
5.39% (1 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 09/12/29à	205,616	202,935
5.39% (1 Month Term SOFR + 1.75%) due 04/16/32à	44,550	43,915
Midcontinent Communications
6.14% (1 Month Term SOFR + 2.50%) due 08/16/31à	245,625	242,096
Speedster Bidco GmbH
6.48% (3 Month Term SOFR + 2.75%, Rate Floor: 0.50%) due 12/11/31à	240,313	238,011
Sweetwater Borrower LLC
7.64% (1 Month Term SOFR + 4.00%) due 02/17/33à	227,807	228,946
Go Daddy Operating Co. LLC
5.39% (1 Month Term SOFR + 1.75%) due 11/09/29à	224,368	219,239
Tripadvisor, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 07/08/31à	198,785	189,675
Cengage Learning, Inc.
6.65% (3 Month Term SOFR + 3.00%, Rate Floor: 1.00%) due 03/24/31à	187,281	185,122
Charter Communications Operating LLC
5.69% (3 Month Term SOFR + 2.00%) due 12/07/30à	185,250	182,773
Zayo Group Holdings, Inc.
6.76% (1 Month Term SOFR + 3.00%) (in-kind rate was 0.50%) due 03/11/30à,(f)	151,805	151,738
McGraw-Hill Education, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 08/06/31à	145,139	145,643
Numericable US LLC
10.55% (3 Month Term SOFR + 6.88%) due 05/31/31à	132,058	134,567
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR + 2.50%) due 06/20/33à	107,885	107,875
Level 3 Financing, Inc.
6.39% (1 Month Term SOFR + 2.75%) due 03/29/32à	103,500	103,468
CNT Holdings I Corp.
5.91% (3 Month Term SOFR + 2.25%, Rate Floor: 0.75%) due 11/08/32à	27,224	27,233
Xplore, Inc.
5.26% (1 Month Term SOFR + 1.50%) (in-kind rate was 3.50%) due 10/23/29à,(f)	20,645	19,251
Total Communications		3,325,722

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 86.9% (continued)
ENERGY - 5.0%
UGI Energy Services LLC
6.14% (1 Month Term SOFR + 2.50%) due 02/22/30à	$275,203	$275,203
GIP Pilot Acquisition Partners, LP
5.64% (3 Month Term SOFR + 2.00%) due 05/19/33à	241,069	240,767
Colossus Acquireco LLC
5.37% (3 Month Term SOFR + 1.75%) due 07/30/32à	201,935	200,505
WhiteWater Matterhorn Holdings LLC
5.50% (3 Month Term SOFR + 1.75%) due 06/16/32à	199,763	198,156
Liquid Tech Solutions Holdings LLC
7.23% (3 Month Term SOFR + 3.50%) due 10/12/32à	190,813	189,029
TerraForm Power Operating LLC
5.73% (3 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 05/21/29à	148,678	148,429
Apro LLC
7.37% (1 Month Term SOFR + 3.75%) due 07/09/31à	147,375	147,344
Al GCX Holdings LLC
5.86% (1 Month Term SOFR + 2.25%, Rate Floor: 0.50%) due 12/17/32à	139,650	139,600
Buckeye Partners, LP
5.39% (1 Month Term SOFR + 1.75%) due 11/22/32à	122,390	122,709
Bip PipeCo Holdings LLC
5.68% (3 Month Term SOFR + 2.00%) due 12/06/30à	113,868	113,619
WhiteWater DBR HoldCo LLC
6.00% (3 Month Term SOFR + 2.25%) due 03/03/31à	108,079	108,403
Transmontaigne Operating Co., LP
5.89% (1 Month Term SOFR + 2.25%, Rate Floor: 1.50%) due 03/16/30à	104,664	104,620
Traverse Midstream Partners LLC
due 04/21/33(e)	95,000	94,881
Calcasieu Pass Funding LLC
6.95% (6 Month Term SOFR + 3.25%) due 04/11/33à	60,000	60,109
Total Energy		2,143,374

BASIC MATERIALS - 2.8%
Discovery Purchaser Corp.
7.41% (3 Month Term SOFR + 3.75%, Rate Floor: 0.50%) due 10/04/29à	253,528	252,260
Paint Intermediate III LLC
6.65% (3 Month Term SOFR + 3.00%) due 10/09/31à	228,841	229,272
Arcosa, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 10/01/31à	160,714	160,764
Minerals Technologies, Inc.
5.64% (1 Month Term SOFR + 2.00%) due 11/26/31à	147,750	147,750
SCIL US Holdings LLC
7.65% (3 Month Term SOFR + 4.00%) due 11/08/32à	122,916	122,455
A-AP Buyer, Inc.
6.41% (3 Month Term SOFR + 2.75%) due 09/09/31à	118,349	118,595
Platform Specialty Products
5.39% (1 Month Term SOFR + 1.75%) due 12/18/30à	64,830	64,830
Bond UK Midco 3 Ltd.
due 05/06/33(e)	50,000	50,138
Ecovyst Catalyst Technologies LLC
5.66% (3 Month Term SOFR + 2.00%) due 06/12/31à	29,178	29,131
Total Basic Materials		1,175,195
Total Senior Floating Rate Interests
(Cost $38,344,792)		37,101,901

CORPORATE BONDS - 3.3%
INDUSTRIAL - 0.9%
Maxam Prill SARL
7.75% due 07/15/30(g)	200,000	206,049
Standard Industries, Inc.
4.38% due 07/15/30(g)	100,000	94,975
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29(g)	90,000	66,150
Total Industrial		367,174

CONSUMER, CYCLICAL - 0.8%
Newell Brands, Inc.
6.38% due 05/15/30	125,000	126,700
Lithia Motors, Inc.
5.50% due 10/01/30(g)	75,000	74,074
Wolverine World Wide, Inc.
4.00% due 08/15/29(g)	75,000	70,665
Lindblad Expeditions LLC
7.00% due 09/15/30(g)	50,000	51,697
Total Consumer, Cyclical		323,136

CONSUMER, NON-CYCLICAL - 0.7%
Herc Holdings, Inc.
7.00% due 06/15/30(g)	125,000	129,446
Acadia Healthcare Company, Inc.
5.00% due 04/15/29(g)	110,000	108,284
DaVita, Inc.
4.63% due 06/01/30(g)	50,000	48,438
Total Consumer, Non-cyclical		286,168

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

	FACE AMOUNT	VALUE
CORPORATE BONDS - 3.3% (continued)
ENERGY - 0.5%
Venture Global Plaquemines LNG LLC
6.13% due 12/15/30(g)	$180,000	$184,168
Kinetik Holdings, LP
5.88% due 06/15/30(g)	50,000	50,291
Total Energy		234,459

FINANCIAL - 0.3%
OneMain Finance Corp.
5.38% due 11/15/29	125,000	122,777

COMMUNICATIONS - 0.1%
Sirius XM Radio LLC
5.50% due 07/01/29(g)	50,000	49,885
Total Corporate Bonds
(Cost $1,397,987)		1,383,599

Total Investments - 98.6%
(Cost $43,903,655)		$42,101,993

Other Assets & Liabilities, net - 1.4%		609,726

Total Net Assets - 100.0%		$42,711,719

*	Non-income producing security.
à	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Value determined based on Level 3 inputs — See Note 4.
(b)	Affiliated issuer.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Rate indicated is the 7-day yield as of June 30, 2026.
(e)	Security is unsettled at period end and may not have a stated effective rate.
(f)	Payment-in-kind security.
(g)	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $1,134,122 (cost $1,152,857), or 2.7% of total net assets.

LLC — Limited Liability Company

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Forward Foreign Currency Exchange Contracts

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation
UBS AG	EUR	Sell	14,000	16,214	USD	07/15/26	$209
Barclays Bank plc	CAD	Sell	6,000	4,300	USD	07/15/26	66
							$275

CAD — Canadian Dollar

EUR — Euro

plc — Public Limited Company

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,485	$18,330	$182,604		$209,419
Preferred Stocks	—	27,886	14,465		42,351
Rights	—	—	—	(a)	—
Exchange-Traded Funds	869,329	—	—		869,329
Mutual Funds	2,271,339	—	—		2,271,339
Money Market Funds	224,055	—	—		224,055

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Senior Floating Rate Interests	$—	$36,254,891	$847,010	$37,101,901
Corporate Bonds	—	1,383,599	—	1,383,599
Forward Foreign Currency Exchange Contracts(b)	—	275	—	275
Unfunded Loan Commitments (Note 9)	—	—	59	59
Total Assets	$3,373,208	$37,684,981	$1,044,138	$42,102,327

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 9)	$—	$—	$1,187	$1,187

(a)	Securities with a market value of $0.
(b)	Reported as unrealized appreciation/(depreciation) at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average(a)
Assets:
Common Stocks	$176,870	Enterprise Value	Valuation Multiple	1.2x-6.0x	5.9x
Common Stocks	4,272	Model Price	Purchase Price	—	—
Common Stocks	1,462	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	14,465	Yield Analysis	Yield	7.0%	—
Senior Floating Rate Interests	628,970	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	179,779	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	38,261	Third Party Pricing	Vendor Price	—	—
Unfunded Loan Commitments	59	Model Price	Purchase Price	—	—
Total Assets	$1,044,138
Liabilities:
Unfunded Loan Commitments	$1,187	Model Price	Purchase Price	—	—

(a)	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of $358,063 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $253,579 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Amortization of premiums/ discounts	Total realized gains (losses) included in earnings
Assets
Senior Floating Rate Interests	$998,318	$110,537	$(359,408)	$829	$2,038
Common Stocks	239,999	6,157	(25,062)	—	(543)
Preferred Stocks	12	46,064	(3,048)	—	3,049
Rights	6	—	—	—	—
Unfunded Loan Commitments	884	—	—	—	—
Total Assets	$1,239,219	$162,758	$(387,518)	$829	$4,544

Liabilities
Unfunded Loan Commitments	$—	$—	$—	$—	$—

	Total change in unrealized appreciation (depreciation) included in earnings	Transfers into Level 3	Transfers out of Level 3	Ending Balance	Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2026
Assets
Senior Floating Rate Interests	$(9,788)	$358,063	$(253,579)	$847,010	$(19,363)
Common Stocks	(37,947)	—	—	182,604	(36,130)
Preferred Stocks	(31,612)	—	—	14,465	(31,600)
Rights	(6)	—	—	—	(6)
Unfunded Loan Commitments	(825)	—	—	59	(825)
Total Assets	$(80,178)	$358,063	$(253,579)	$1,044,138	$(87,924)

Liabilities
Unfunded Loan Commitments	$(1,187)	$—	$—	$(1,187)	$(1,187)

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
SERIES F (FLOATING RATE STRATEGIES SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Common Stocks
BP Holdco LLC*	$9,490	$—	$—	$—	$(4,090)	$5,400	11,609	$—
Exchange-Traded Funds
Guggenheim Securitized Income ETF	—	868,147	—	—	1,182	869,329	17,300	—
Mutual Funds
Guggenheim Floating Rate Strategies Fund — Institutional Shares	2,231,202	2,404,177	(2,332,748)	—	(31,292)	2,271,339	98,199	76,803
	$2,240,692	$3,272,324	$(2,332,748)	$—	$(34,200)	$3,146,068		$76,803

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
SERIES F (FLOATING RATE STRATEGIES SERIES)
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $40,638,821)	$38,955,925
Investments in affiliated issuers, at value (cost $3,264,834)	3,146,068
Unrealized appreciation on unfunded loan commitments (Note 9)	59
Cash	295,587
Unrealized appreciation on forward foreign currency exchange contracts	275
Receivables:
Investments sold	1,638,556
Interest	290,740
Fund shares sold	91,278
Due from Investment Adviser	8,243
Total assets	44,426,731

LIABILITIES:
Unrealized depreciation on unfunded loan commitments (Note 9)	1,187
Payable for:
Investments purchased	1,529,019
Fund shares redeemed	96,114
Investment advisory fees	23,216
Distribution and service fees	8,929
Transfer agent fees	8,548
Fund accounting/administration fees	2,011
Other liabilities	45,988
Total liabilities	1,715,012
NET ASSETS	$42,711,719

NET ASSETS CONSIST OF:
Paid-in capital	$46,502,301
Total distributable earnings (loss)	(3,790,582)
Net assets	$42,711,719
Capital shares outstanding	1,786,658
Net asset value per share	$23.91

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
SERIES F (FLOATING RATE STRATEGIES SERIES)
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$16,629
Dividends from securities of affiliated issuers	76,803
Interest from securities of unaffiliated issuers	1,445,922
Total investment income	1,539,354

EXPENSES:
Investment advisory fees	143,760
Distribution and service fees	55,292
Professional fees	30,234
Custodian fees	15,790
Transfer agent fees	12,530
Trustees’ fees and expenses*	7,034
Line of credit fees	4,659
Fund accounting/administration fees	1,828
Miscellaneous	15,052
Total expenses	286,179
Less:
Expenses reimbursed by Adviser	(36,022)
Expenses waived by Adviser	(7,281)
Total waived/reimbursed expenses	(43,303)
Net expenses	242,876
Net investment income	1,296,478
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(328,123)
Forward foreign currency exchange contracts	1,360
Foreign currency transactions	582
Net realized loss	(326,181)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(215,521)
Investments in affiliated issuers	(34,200)
Forward foreign currency exchange contracts	126
Foreign currency translations	(1,272)
Net change in unrealized appreciation (depreciation)	(250,867)
Net realized and unrealized loss	(577,048)
Net increase in net assets resulting from operations	$719,430

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

STATEMENTS OF CHANGES IN NET ASSETS
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,296,478	$3,339,677
Net realized loss on investments	(326,181)	(1,176,753)
Net change in unrealized appreciation (depreciation) on investments	(250,867)	(474,540)
Net increase in net assets resulting from operations	719,430	1,688,384

Distributions to shareholders	—	(4,619,364)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,960,082	12,344,164
Distributions reinvested	—	4,619,364
Cost of shares redeemed	(10,046,354)	(22,356,119)
Net decrease from capital share transactions	(5,086,272)	(5,392,591)
Net decrease in net assets	(4,366,842)	(8,323,571)
NET ASSETS:
Beginning of period	47,078,561	55,402,132
End of period	$42,711,719	$47,078,561
CAPITAL SHARE ACTIVITY:
Shares sold	209,663	497,843
Shares issued from reinvestment of distributions	—	199,196
Shares redeemed	(425,588)	(917,282)
Net decrease in shares	(215,925)	(220,243)

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SERIES F (FLOATING RATE STRATEGIES SERIES)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$23.51	$24.92	$25.34	$23.61	$24.40	$24.41
Income (loss) from investment operations:
Net investment income (loss)(b)	0.69	1.61	2.04	1.99	0.95	0.58
Net gain (loss) on investments (realized and unrealized)	(0.29)	(0.74)	(0.39)	0.61	(1.18)	0.02
Total from investment operations	0.40	0.87	1.65	2.60	(0.23)	0.60
Less distributions from:
Net investment income	—	(2.28)	(2.07)	(0.87)	(0.56)	(0.61)
Total distributions	—	(2.28)	(2.07)	(0.87)	(0.56)	(0.61)
Net asset value, end of period	$23.91	$23.51	$24.92	$25.34	$23.61	$24.40
Total Return(c)	1.70%	3.57%	6.83%	11.12%	(0.85)%	2.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,712	$47,079	$55,402	$59,170	$48,339	$50,768
Ratios to average net assets:
Net investment income (loss)	5.86%	6.62%	8.08%	8.10%	4.01%	2.36%
Total expenses(d)	1.29%	1.50%	1.27%	1.25%	1.27%	1.34%
Net expenses(e)	1.10%	1.13%	1.16%	1.16%	1.16%	1.17%
Portfolio turnover rate	24%	53%	57%	66%	68%	56%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the expense limitation agreement	1.10%	1.13%	1.11%	1.13%	1.14%	1.14%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	SHARES	VALUE
COMMON STOCKS - 0.1%
CONSUMER, NON-CYCLICAL - 0.1%
WW International, Inc.*	1,406	$22,468
MEDIQ, Inc.(a)	92	—
Total Consumer, Non-cyclical		22,468
COMMUNICATIONS - 0.0%
LuxCo 3 SARL	792	15,602
Xplore, Inc.	1,647	1,161
Total Communications		16,763
CONSUMER, CYCLICAL - 0.0%
Asphalt Atd Holdco LLC(a)	9,333	1,661
FG Parent LLC(a)	1,170	731
Total Consumer, Cyclical		2,392
INDUSTRIAL - 0.0%
BP Holdco LLC*,(a),(b)	523	243
YAK BLOCKER 2 LLC(a)	1,758	—
Total Industrial		243
ENERGY - 0.0%
Revenir Energy, Inc.(a)	1,969	217
Total Common Stocks
(Cost $237,289)		42,083

PREFERRED STOCKS - 1.9%
FINANCIAL - 1.9%
Citigroup, Inc.
7.63%	125,000	129,880
Keenova	940	91,337
Goldman Sachs Group, Inc.
7.50%	75,000	78,727
JPMorgan Chase & Co.
6.10%	75,000	75,950
Bank of America Corp.
6.63%	50,000	51,549
American National Group, Inc.
7.38%	2,000	46,940
Par Health	940	6,110
Total Financial		480,493
CONSUMER, NON-CYCLICAL - 0.0%
Ingenovis Health, LP(a)	8	8,183
INDUSTRIAL - 0.0%
U.S. Shipping Corp.(a)	24,529	2
Total Preferred Stocks
(Cost $1,123,647)		488,678

RIGHTS - 0.0%
BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco LLC
Expiring 12/31/49*,(a)	417	—
COMMUNICATIONS - 0.0%
Xplore, Inc.(a)	126	—
Total Rights
(Cost $0)		—

EXCHANGE-TRADED FUNDS - 2.0%
Guggenheim Securitized Income ETF(b)	10,300	517,577
Total Exchange-Traded Funds
(Cost $516,884)		517,577

MONEY MARKET FUNDS(c) - 2.6%
BNY Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.53%(d)	668,005	668,005
Total Money Market Funds
(Cost $668,005)		668,005

	FACE AMOUNT~
CORPORATE BONDS - 88.4%
CONSUMER, CYCLICAL - 22.9%
PetSmart LLC / PetSmart Finance Corp.
7.50% due 09/15/32(e)		250,000	250,055
Clarios Global, LP / Clarios US Finance Co.
4.75% due 06/15/31(e)	EUR	100,000	115,574
6.75% due 09/15/32(e)		75,000	76,596
6.75% due 05/15/28(e)		50,000	50,732
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29(e)		200,000	205,498
Deuce Finco plc
7.00% due 11/20/31(e)	GBP	150,000	203,394
Hilton Domestic Operating Company, Inc.
5.75% due 09/15/33(e)		125,000	125,468
5.50% due 03/31/34(e)		75,000	74,357
Scotts Miracle-Gro Co.
4.38% due 02/01/32		200,000	187,466
Wabash National Corp.
4.50% due 10/15/28(e)		200,000	185,873
Beach Acquisition Bidco LLC
5.25% due 07/15/32(e)	EUR	150,000	174,476
NCL Corp. Ltd.
6.25% due 09/15/33(e)		100,000	97,117
5.88% due 01/15/31(e)		75,000	72,791
Wolverine World Wide, Inc.
4.00% due 08/15/29(e)		175,000	164,885
RB Global Holdings, Inc.
7.75% due 03/15/31(e)		150,000	155,516
Life Time, Inc.
6.00% due 11/15/31(e)		150,000	152,325
Carnival Corp.
5.13% due 05/01/29(e)		150,000	149,768
Scientific Games Holdings, LP / Scientific Games US FinCo, Inc.
6.63% due 03/01/30(e)		175,000	149,567
Boots Group Finco, LP
5.38% due 08/31/32	EUR	125,000	146,348

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	FACE AMOUNT~		VALUE
CORPORATE BONDS - 88.4% (continued)
CONSUMER, CYCLICAL - 22.9% (continued)
New Flyer Holdings, Inc.
9.25% due 07/01/30(e)		125,000	$134,375
Park River Holdings, Inc.
8.75% due 12/31/30(e)		84,324	81,702
8.00% due 03/15/31(e)		50,000	50,436
JB Poindexter & Company, Inc.
8.75% due 12/15/31(e)		125,000	128,516
Murphy Oil USA, Inc.
5.88% due 06/01/34(e)		125,000	125,394
Allison Transmission, Inc.
5.88% due 12/01/33(e)		125,000	124,612
Velocity Vehicle Group LLC
8.00% due 06/01/29(e)		125,000	123,448
Brightstar Lottery plc / Brightstar Global Solutions Corp.
5.75% due 01/15/33(e)		125,000	122,529
Essendi S.A.
6.38% due 10/15/29(e)	EUR	100,000	118,554
Betclic Everest Group SAS
5.13% due 12/10/31(e)	EUR	100,000	116,124
Intralot Capital Luxembourg S.A.
6.75% due 10/15/31(e)	EUR	100,000	115,816
Versuni Group B.V.
5.75% due 07/01/33(e)	EUR	100,000	112,876
Lindblad Expeditions LLC
7.00% due 09/15/30(e)		100,000	103,394
QXO Building Products, Inc.
6.75% due 04/30/32(e)		50,000	51,629
6.50% due 07/15/31(e)		50,000	50,959
Vail Resorts, Inc.
6.50% due 05/15/32(e)		100,000	101,849
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co.
6.63% due 05/01/32(e)		100,000	101,313
Installed Building Products, Inc.
5.63% due 02/01/34(e)		100,000	99,260
Motel One GmbH / Muenchen
7.75% due 04/02/31(e)	EUR	80,000	97,247
Penn Entertainment, Inc.
4.13% due 07/01/29(e)		100,000	95,879
Station Casinos LLC
4.63% due 12/01/31(e)		100,000	94,952
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.00% due 06/01/31(e)		100,000	94,799
Whirlpool Corp.
6.50% due 06/15/33		100,000	86,687
Dorman Products, Inc.
6.25% due 06/15/34(e)		75,000	75,862
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33(e)		75,000	75,281
VOC Escrow Ltd.
5.00% due 02/15/28(e)		75,000	74,907
Acushnet Co.
5.63% due 12/01/33(e)		75,000	74,603
Lithia Motors, Inc.
5.50% due 10/01/30(e)		75,000	74,074
Asbury Automotive Group, Inc.
5.00% due 02/15/32(e)		75,000	71,736
Gee Automotive Holdings LLC
7.25% due 03/01/31(e)		70,000	70,926
Somnigroup International, Inc.
3.88% due 10/15/31(e)		75,000	68,933
Superior Plus, LP
4.25% due 05/18/28(e)	CAD	75,000	52,392
Newell Brands, Inc.
8.50% due 06/01/28(e)		50,000	52,238
Viking Cruises Ltd.
5.88% due 10/15/33(e)		50,000	50,078
Wyndham Hotels & Resorts, Inc.
5.63% due 03/01/33(e)		50,000	49,348
Pioneer Opco LLC
7.00% due 05/15/33(e)		25,000	25,440
Core & Main, LP
6.00% due 07/01/34(e)		25,000	25,118
Caesars Entertainment, Inc.
6.50% due 02/15/32(e)		25,000	24,387
Total Consumer, Cyclical			5,935,479
FINANCIAL - 15.5%
Nassau Companies of New York
7.88% due 07/15/30(e)		225,000	214,984
Ardonagh Finco Ltd.
7.75% due 02/15/31(e)		200,000	202,253
Encore Capital Group, Inc.
6.63% due 06/01/32(e)		200,000	200,278
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00% due 08/15/28(e)		200,000	193,113
Jones Deslauriers Insurance Management, Inc.
6.88% due 10/01/33(e)		200,000	185,483
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31(e)		75,000	77,547
6.13% due 11/01/32(e)		50,000	50,010
4.50% due 11/15/29(e)		50,000	48,734
Iron Mountain, Inc.
5.63% due 07/15/32(e)		125,000	123,554
6.25% due 01/15/35(e)		50,000	50,195
UWM Holdings LLC
6.63% due 02/01/30(e)		100,000	93,179
6.25% due 03/15/31(e)		75,000	66,842
Starwood Property Trust, Inc.
7.25% due 04/01/29(e)		75,000	77,436
6.50% due 10/15/30(e)		75,000	76,731

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	FACE AMOUNT~		VALUE
CORPORATE BONDS - 88.4% (continued)
FINANCIAL - 15.5% (continued)
Assurant, Inc.
7.00% due 03/27/48(f)		150,000	$152,780
PennyMac Financial Services, Inc.
7.88% due 12/15/29(e)		100,000	103,992
6.75% due 02/15/34(e)		50,000	47,996
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
7.00% due 01/15/31(e)		75,000	76,219
6.50% due 10/01/31(e)		75,000	74,794
SLM Corp.
6.50% due 01/31/30		75,000	76,025
6.50% due 05/15/32(f)		75,000	74,913
Hunt Companies, Inc.
5.25% due 04/15/29(e)		150,000	148,221
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.50% due 06/15/31(e)		125,000	130,739
United Wholesale Mortgage LLC
5.75% due 06/15/27(e)		75,000	74,270
5.50% due 04/15/29(e)		50,000	46,448
Kane Bidco Ltd.
5.95% (3 Month EURIBOR + 3.75%) due 07/15/32à,(e)	EUR	100,000	115,656
GLP Capital, LP / GLP Financing II, Inc.
5.63% due 03/01/36		100,000	97,998
Blackstone Mortgage Trust, Inc.
6.25% due 06/01/31(e)		100,000	96,737
OneMain Finance Corp.
6.75% due 09/15/33		50,000	49,497
4.00% due 09/15/30		50,000	46,217
Rocket Companies, Inc.
6.13% due 08/01/31(e)		75,000	76,599
Walker & Dunlop, Inc.
6.63% due 04/01/33(e)		75,000	76,195
Asurion LLC / Asurion Co.-Issuer, Inc.
8.00% due 12/31/32(e)		75,000	75,567
Focus Financial Partners LLC
6.75% due 09/15/31(e)		75,000	75,466
HUB International Ltd.
5.63% due 12/01/29(e)		50,000	49,817
7.38% due 01/31/32(e)		25,000	25,447
Enstar Group Ltd.
6.69% due 07/15/37(e),(f)		75,000	75,158
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30(e)		75,000	73,922
Ryan Specialty LLC
5.88% due 08/01/32(e)		75,000	73,789
Liberty Mutual Group, Inc.
4.30% due 02/01/61(e)		100,000	63,581
Hightower Holding LLC
9.13% due 01/31/30(e)		50,000	51,869
USI, Inc.
7.50% due 01/15/32(e)		50,000	50,471
Osaic Holdings, Inc.
6.75% due 08/01/32(e)		50,000	50,086
Lincoln National Corp.
6.80% due 07/15/56(f)		50,000	49,941
Global Atlantic Fin Co.
7.25% due 03/01/56(e),(f)		50,000	49,002
Aretec Group, Inc.
10.00% due 08/15/30(e)		40,000	42,133
Total Financial			4,031,884
CONSUMER, NON-CYCLICAL - 14.4%
CPI CG, Inc.
10.00% due 07/15/29(e)		255,000	267,324
Bausch Health Companies, Inc.
4.88% due 06/01/28(e)		225,000	208,044
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30(e)		200,000	207,085
Williams Scotsman, Inc.
7.38% due 10/01/31(e)		125,000	129,419
6.63% due 04/15/30(e)		50,000	51,510
TriNet Group, Inc.
7.13% due 08/15/31(e)		175,000	175,964
Performance Food Group, Inc.
6.13% due 09/15/32(e)		125,000	126,529
5.63% due 03/01/34(e)		50,000	49,075
United Rentals North America, Inc.
5.38% due 11/15/33(e)		175,000	172,360
Carriage Services, Inc.
4.25% due 05/15/29(e)		175,000	167,475
Graham Holdings Co.
5.63% due 12/01/33(e)		150,000	148,737
Herc Holdings, Inc.
7.00% due 06/15/30(e)		50,000	51,778
6.00% due 03/15/34(e)		50,000	49,668
7.25% due 06/15/33(e)		35,000	36,489
BCP V Modular Services Finance II plc
4.75% due 11/30/28(e)	EUR	125,000	134,974
Tenet Healthcare Corp.
6.75% due 05/15/31		75,000	76,830
6.00% due 11/15/33(e)		50,000	50,437
Post Holdings, Inc.
4.63% due 04/15/30(e)		75,000	72,455
6.50% due 03/15/36(e)		50,000	49,432
Nidda Healthcare Holding GmbH
5.63% due 02/21/30(e)	EUR	100,000	115,710
Sammontana Italia SpA
5.95% (3 Month EURIBOR + 3.75%) due 10/15/31à,(e)	EUR	100,000	114,943
Cidron Atrium SE
5.63% due 02/15/33(e)	EUR	100,000	112,908

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	FACE AMOUNT~		VALUE
CORPORATE BONDS - 88.4% (continued)
CONSUMER, NON-CYCLICAL - 14.4% (continued)
Surgery Center Holdings, Inc.
7.25% due 04/15/32(e)		100,000	$101,234
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC
6.25% due 03/15/33(e)		100,000	99,119
ADT Security Corp.
5.88% due 10/15/33(e)		100,000	98,237
Upbound Group, Inc.
6.38% due 02/15/29(e)		82,000	81,280
Acadia Healthcare Company, Inc.
7.38% due 03/15/33(e)		75,000	77,207
Brink’s Co.
6.75% due 06/15/32(e)		75,000	76,641
Block, Inc.
6.00% due 08/15/33(e)		75,000	75,518
AMN Healthcare, Inc.
6.50% due 01/15/31(e)		75,000	75,456
CompoSecure Holdings LLC
5.63% due 02/01/33(e)		75,000	73,212
Central Garden & Pet Co.
4.13% due 04/30/31(e)		75,000	70,791
Neogen Food Safety Corp.
8.63% due 07/20/30(e)		50,000	52,592
Service Corporation International
5.75% due 10/15/32		50,000	50,201
Encompass Health Corp.
5.88% due 06/01/34(e)		50,000	49,896
APi Group DE, Inc.
5.75% due 06/01/34(e)		50,000	49,432
DaVita, Inc.
4.63% due 06/01/30(e)		50,000	48,438
Albertsons Companies, Inc.
5.63% due 03/31/32(e)		50,000	48,340
Teleflex, Inc.
5.88% due 01/15/32(e)		25,000	25,189
Perrigo Finance Unlimited Co.
6.13% due 09/30/32		25,000	23,878
Total Consumer, Non-cyclical			3,745,807
INDUSTRIAL - 12.1%
TransDigm, Inc.
6.88% due 12/15/30(e)		150,000	154,155
6.63% due 03/01/32(e)		50,000	51,281
Trinity Industries, Inc.
7.75% due 07/15/28(e)		200,000	204,665
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28(e)		200,000	200,349
EnerSys
6.63% due 01/15/32(e)		175,000	178,826
Mauser Packaging Solutions Holding Co.
9.25% due 04/15/30(e)		100,000	98,380
7.88% due 04/15/30(e)		75,000	76,674
Waste Pro USA, Inc.
7.00% due 02/01/33(e)		150,000	153,494
Clean Harbors, Inc.
6.38% due 02/01/31(e)		150,000	152,119
Crown Americas LLC
5.88% due 06/01/33		150,000	151,054
Standard Building Solutions, Inc.
6.50% due 08/15/32(e)		75,000	75,453
5.88% due 03/15/34(e)		75,000	72,272
Quikrete Holdings, Inc.
6.38% due 03/01/32(e)		75,000	76,588
6.75% due 03/01/33(e)		50,000	50,969
Advanced Drainage Systems, Inc.
6.38% due 06/15/30(e)		125,000	126,725
Biffa Group Holdings Ltd.
5.25% due 06/15/31(e)	EUR	100,000	114,540
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32(e)		100,000	103,747
EMRLD Borrower, LP / Emerald Co.-Issuer, Inc.
6.63% due 12/15/30(e)		100,000	102,233
Graphic Packaging International LLC
6.38% due 07/15/32(e)		100,000	100,894
GrafTech Finance, Inc.
4.63% due 12/23/29(e)		130,000	82,619
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33(e)		75,000	78,364
Calderys Financing LLC
11.25% due 06/01/28(e)		75,000	77,684
Wrangler Holdco Corp.
6.63% due 04/01/32(e)		75,000	76,880
Axon Enterprise, Inc.
6.25% due 03/15/33(e)		75,000	76,873
Ball Corp.
5.50% due 09/15/33		75,000	75,464
Amsted Industries, Inc.
4.63% due 05/15/30(e)		75,000	73,025
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30(e)		75,000	70,609
Builders FirstSource, Inc.
6.38% due 03/01/34(e)		45,000	45,491
4.25% due 02/01/32(e)		25,000	23,286
Clearwater Paper Corp.
4.75% due 08/15/28(e)		83,000	67,799
Enpro, Inc.
6.13% due 06/01/33(e)		50,000	50,655

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	FACE AMOUNT~		VALUE
CORPORATE BONDS - 88.4% (continued)
INDUSTRIAL - 12.1% (continued)
Esab Corp.
5.63% due 04/01/31(e)		50,000	$50,054
AAR Escrow Issuer LLC
6.75% due 03/15/29(e)		25,000	25,541
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.75% due 04/01/32(e)		25,000	24,785
Total Industrial			3,143,547
COMMUNICATIONS - 8.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32		225,000	198,601
4.50% due 06/01/33(e)		125,000	108,447
7.38% due 02/01/36(e)		100,000	98,068
4.25% due 01/15/34(e)		100,000	84,653
CSC Holdings LLC
4.13% due 12/01/30(e)		200,000	118,841
3.38% due 02/15/31(e)		200,000	118,609
Sunrise FinCo I B.V.
4.88% due 07/15/31(e)		200,000	189,142
Vmed O2 UK Financing I plc
6.75% due 01/15/33(e)		200,000	169,333
Match Group Holdings II LLC
3.63% due 10/01/31(e)		150,000	134,961
Altice France S.A.
6.50% due 04/15/32(e)		133,383	128,904
McGraw-Hill Education, Inc.
8.00% due 08/01/29(e)		100,000	100,197
7.38% due 09/01/31(e)		25,000	25,408
Sirius XM Radio LLC
5.88% due 04/15/32(e)		125,000	123,537
Zayo Group Holdings, Inc.
9.25% (in-kind rate was 0.50%) due 03/09/30(e),(g)		100,000	99,875
Cerved Group SpA
7.65% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29à,(e)	EUR	125,000	86,362
Outfront Media Capital LLC / Outfront Media Capital Corp.
6.00% due 06/15/34(e)		50,000	49,909
7.38% due 02/15/31(e)		25,000	25,998
Meridian Arc Holdco LLC
6.25% due 04/30/31(e)		75,000	75,168
Gen Digital, Inc.
6.25% due 04/01/33(e)		75,000	73,921
AMC Networks, Inc.
10.50% due 07/15/32(e)		50,000	51,395
4.25% due 02/15/29		7,000	6,188
Total Communications			2,067,517
ENERGY - 6.7%
Buckeye Partners, LP
3.95% due 12/01/26		175,000	173,896
6.88% due 07/01/29(e)		75,000	76,563
Venture Global Plaquemines LNG LLC
7.75% due 05/01/35(e)		125,000	140,184
6.75% due 01/15/36(e)		75,000	79,522
TransMontaigne Partners LLC
8.50% due 06/15/30(e)		200,000	203,776
Sunoco, LP
7.25% due 05/01/32(e)		75,000	77,798
4.63% due 05/01/30(e)		75,000	72,441
5.38% due 07/15/31(e)		50,000	49,319
ITT Holdings LLC
6.50% due 08/01/29(e)		175,000	172,949
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30(e)		150,000	153,628
Venture Global LNG, Inc.
7.00% due 01/15/30(e)		75,000	76,494
6.38% due 12/15/34(e)		75,000	73,707
Global Partners, LP / GLP Finance Corp.
8.25% due 01/15/32(e)		100,000	104,734
7.13% due 07/01/33(e)		25,000	25,296
Par Petroleum LLC
7.38% due 06/01/34(e)		125,000	126,486
CVR Energy, Inc.
7.50% due 02/15/31(e)		125,000	124,405
Total Energy			1,731,198
BASIC MATERIALS - 4.8%
Alumina Pty Ltd.
6.38% due 09/15/32(e)		200,000	203,678
INEOS Finance plc
6.75% due 05/15/28(e)		200,000	198,672
WR Grace Holdings LLC
6.63% due 08/15/32(e)		125,000	121,235
Arsenal AIC Parent LLC
8.00% due 10/01/30(e)		100,000	104,220
Kaiser Aluminum Corp.
5.88% due 03/01/34(e)		100,000	98,960
Carpenter Technology Corp.
5.63% due 03/01/34(e)		95,000	94,928
Perimeter Holdings LLC
6.25% due 01/15/34(e)		75,000	74,859
Commercial Metals Co.
6.00% due 12/15/35(e)		75,000	74,806
Minerals Technologies, Inc.
5.00% due 07/01/28(e)		75,000	74,437
Novelis Corp.
4.75% due 01/30/30(e)		75,000	72,551
Compass Minerals International, Inc.
8.00% due 07/01/30(e)		50,000	52,730
SK Invictus Intermediate II SARL
5.00% due 10/30/29(e)		50,000	49,026

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	FACE AMOUNT~	VALUE
CORPORATE BONDS - 88.4% (continued)
BASIC MATERIALS - 4.8% (continued)
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28(e)	22,000	$21,987
Mirabela Nickel Ltd.
due 06/24/19(a),(h),(i)	390,085	975
Total Basic Materials		1,243,064
TECHNOLOGY - 3.4%
Capstone Borrower, Inc.
8.00% due 06/15/30(e)	175,000	166,256
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33(e)	150,000	156,917
Fair Isaac Corp.
6.00% due 05/15/33(e)	100,000	98,473
6.25% due 09/15/34(e)	50,000	49,249
Cloud Software Group, Inc.
6.63% due 08/15/33(e)	150,000	130,049
Amentum Holdings, Inc.
7.25% due 08/01/32(e)	100,000	102,997
Stripe Global Holdings, Inc.
5.46% due 03/26/33(a)	100,000	97,560
Dye & Durham Ltd.
8.63% due 04/15/29(e)	132,000	92,519
Total Technology		894,020
UTILITIES - 0.6%
Dominion Energy, Inc.
6.15% due 12/15/56(f)	100,000	100,303
Clearway Energy Operating LLC
5.75% due 01/15/34(e)	50,000	49,026
Total Utilities		149,329
Total Corporate Bonds
(Cost $23,677,123)		22,941,845

SENIOR FLOATING RATE INTERESTS - 4.3%
INDUSTRIAL - 1.9%
Graftech Finance, Inc.
9.67% (3 Month Term SOFR + 6.00%, Rate Floor: 2.00%) due 12/21/29à	135,903	129,822
Michael Baker International LLC
7.66% (3 Month Term SOFR + 4.00%, Rate Floor: 0.75%) due 12/01/28à	96,415	96,265
Engineering Research & Consulting LLC
8.73% (3 Month Term SOFR + 5.00%) due 08/29/31à	73,875	61,923
Pelican Products, Inc.
8.24% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 12/29/28à	52,481	50,135
East West Manufacturing LLC
due 06/04/32(j)	50,000	49,000
STS Operating, Inc.
7.74% (1 Month Term SOFR + 4.00%) due 03/25/31à	48,875	48,885
Mannington Mills, Inc.
8.39% (1 Month Term SOFR + 4.75%) due 03/25/32à	45,903	44,985
Total Industrial		481,015
CONSUMER, NON-CYCLICAL - 1.7%
Blue Ribbon LLC
4.91% (3 Month Term SOFR + 1.00%, Rate Floor: 0.75%) (in-kind rate was 6.00%) due 05/08/28à,(g)	80,796	41,595
7.65% (3 Month Term SOFR + 4.00%, Rate Floor: 0.75%) (in-kind rate was 4.00%) due 05/08/28à,(a),(g)	32,129	29,880
Secretariat Advisors LLC
7.73% (3 Month Term SOFR + 4.00%) due 02/28/32à	66,099	64,653
Women’s Care Holdings, Inc.
8.26% (3 Month Term SOFR + 4.50%, Rate Floor: 1.75%) due 01/15/28à	60,783	58,655
Ingenovis Health, Inc.
8.91% (3 Month Term SOFR + 5.25%) due 03/06/28à	82,314	57,414
Weight Watchers International Holdings Ltd.
10.53% (3 Month Term SOFR + 6.80%, Rate Floor: 0.50%) due 06/24/30à	67,564	50,356
Healthchannels Intermediate Holdco LLC
9.49% (1 Month Term SOFR + 5.50%) due 04/03/27à,(a)	188,611	47,153
Midwest Physician Administrative Services
6.76% (1 Month Term SOFR + 3.00%, Rate Floor: 1.75%) due 03/12/28à	45,776	45,398
Transnetwork LLC
8.48% (3 Month Term SOFR + 4.75%, Rate Floor: 0.50%) due 12/30/30à	49,118	42,303
Total Consumer, Non-cyclical		437,407
TECHNOLOGY - 0.4%
Modena Buyer LLC
7.91% (3 Month Term SOFR + 4.25%) due 07/01/31à	73,875	68,094
Planview Parent, Inc.
7.23% (3 Month Term SOFR + 3.50%) due 12/17/27à	53,902	46,072
Total Technology		114,166
CONSUMER, CYCLICAL - 0.3%
SGH2 LLC
8.23% (3 Month Term SOFR + 4.50%) due 08/18/32à	49,625	49,501

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

	FACE AMOUNT~	VALUE
SENIOR FLOATING RATE INTERESTS - 4.3% (continued)
CONSUMER, CYCLICAL - 0.3% (continued)
Asphalt Atd Holdco LLC
6.73% (3 Month Term SOFR + 4.00%) (in-kind rate was 4.00%) due 02/28/30◊,(a),(g)	34,724	$20,140
Total Consumer, Cyclical		69,641
COMMUNICATIONS - 0.0%
Xplore, Inc.
5.26% (1 Month Term SOFR + 1.50%) (in-kind rate was 3.50%) due 10/23/29◊,(g)	8,602	8,021
Total Senior Floating Rate Interests
(Cost $1,454,058)		1,110,250

Total Investments - 99.3%
(Cost $27,677,006)		$25,768,438

Other Assets & Liabilities, net - 0.7%		189,032
Total Net Assets - 100.0%		$25,957,470

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
à	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Value determined based on Level 3 inputs — See Note 4.
(b)	Affiliated issuer.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Rate indicated is the 7-day yield as of June 30, 2026.
(e)	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $21,019,023 (cost $21,389,267), or 81.0% of total net assets.
(f)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(g)	Payment-in-kind security.
(h)	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $975 (cost $353,909), or less than 0.1% of total net assets - See Note 10.
(i)	Security is in default of interest and/or principal obligations.
(j)	Security is unsettled at period end and may not have a stated effective rate.

CAD — Canadian Dollar

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LLC — Limited Liability Company

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Forward Foreign Currency Exchange Contracts

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	EUR	Sell	1,609,000	1,863,409	USD	07/15/26	$24,009
Bank of America, N.A.	GBP	Sell	157,000	210,604	USD	07/15/26	2,395
Barclays Bank plc	CAD	Sell	78,000	55,899	USD	07/15/26	859
Barclays Bank plc	EUR	Buy	100,000	113,790	USD	07/15/26	529
Barclays Bank plc	EUR	Sell	100,000	114,239	USD	07/15/26	(81)
							$27,711

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

plc — Public Limited Company

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$22,468	$16,763	$2,852		$42,083
Preferred Stocks	46,940	433,553	8,185		488,678
Rights	—	—	—	(a)	—
Exchange-Traded Funds	517,577	—	—		517,577
Money Market Funds	668,005	—	—		668,005
Corporate Bonds	—	22,843,310	98,535		22,941,845
Senior Floating Rate Interests	—	1,013,077	97,173		1,110,250
Forward Foreign Currency Exchange Contracts(b)	—	27,792	—		27,792
Total Assets	$1,254,990	$24,334,495	$206,745		$25,796,230

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts(b)	$—	$81	$—	$81
Unfunded Loan Commitments (Note 9)	—	—	3,615	3,615
Total Liabilities	$—	$81	$3,615	$3,696

(a)	Securities with a market value of $0.
(b)	Reported as unrealized appreciation/(depreciation) at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average(a)
Assets:
Common Stocks	$1,661	Model Price	Purchase Price	—	—
Common Stocks	731	Third Party Pricing	Broker Quote	—	—
Common Stocks	460	Enterprise Value	Valuation Multiple	1.2x-4.0x	2.5x
Corporate Bonds	97,560	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	975	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	8,183	Yield Analysis	Yield	7.0%	—
Preferred Stocks	2	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	77,033	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	20,140	Model Price	Purchase Price	—	—
Total Assets	$206,745
Liabilities:
Unfunded Loan Commitments	$3,615	Model Price	Purchase Price	—	—

(a)	Inputs are weighted by the fair value of the instruments.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund did not have any securities transfer into Level 3 from Level 2 and had securities with a total value of $104,226 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Amortization of premiums/ discounts	Total realized gains (losses) included in earnings
Assets
Corporate Bonds	$975	$99,999	$—	$—	$—
Senior Floating Rate Interests	329,280	3,330	(35,836)	643	(12,715)
Common Stocks	114,584	3,079	(87,578)	—	1,452
Preferred Stocks	45	25,416	(10,653)	—	10,653
Rights	2	—	—	—	—
Unfunded Loan Commitments	1,176	—	—	—	—
Total Assets	$446,062	$131,824	$(134,067)	$643	$(610)

Liabilities
Unfunded Loan Commitments	$—	$—	$—	$—	$—

	Total change in unrealized appreciation (depreciation) included in earnings	Transfers out of Level 3	Ending Balance	Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2026
Assets
Corporate Bonds	$(2,439)	$—	$98,535	$(2,439)
Senior Floating Rate Interests	(83,303)	(104,226)	97,173	(96,705)
Common Stocks	(28,685)	—	2,852	(18,987)
Preferred Stocks	(17,276)	—	8,185	(17,233)
Rights	(2)	—	—	(2)
Unfunded Loan Commitments	(1,176)	—	—	—
Total Assets	$(132,881)	$(104,226)	$206,745	$(135,366)

Liabilities
Unfunded Loan Commitments	$(3,615)	$—	$(3,615)	$(3,615)

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
SERIES P (HIGH YIELD SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Common Stocks
BP Holdco LLC*	$428	$—	$—	$—	$(185)	$243	523	$—
Exchange-Traded Funds
Guggenheim Securitized Income ETF	—	516,884	—	—	693	517,577	10,300	—
	$428	$516,884	$—	$—	$508	$517,820		$—

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
SERIES P (HIGH YIELD SERIES)
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $27,159,937)	$25,250,618
Investments in affiliated issuers, at value (cost $517,069)	517,820
Cash	7,779
Unrealized appreciation on forward foreign currency exchange contracts	27,792
Receivables:
Interest	484,218
Due from Investment Adviser	7,077
Investments sold	4,317
Foreign tax reclaims	3,078
Fund shares sold	2,612
Dividends	922
Total assets	26,306,233

LIABILITIES:
Unrealized depreciation on unfunded loan commitments (Note 9)	3,615
Foreign currency, at value	231
Unrealized depreciation on forward foreign currency exchange contracts	81
Payable for:
Investments purchased	289,053
Investment advisory fees	12,803
Transfer agent fees	8,616
Distribution and service fees	5,335
Fund shares redeemed	2,549
Fund accounting/administration fees	1,210
Other liabilities	25,270
Total liabilities	348,763
NET ASSETS	$25,957,470

NET ASSETS CONSIST OF:
Paid-in capital	$35,943,206
Total distributable earnings (loss)	(9,985,736)
Net assets	$25,957,470
Capital shares outstanding	1,040,245
Net asset value per share	$24.95

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
SERIES P (HIGH YIELD SERIES)
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$3,014
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $1,361)	957,199
Total investment income	960,213

EXPENSES:
Investment advisory fees	79,997
Distribution and service fees	33,332
Professional fees	23,074
Transfer agent fees	12,579
Custodian fees	6,982
Trustees’ fees and expenses*	6,965
Fund accounting/administration fees	1,102
Line of credit fees	359
Miscellaneous	15,177
Total expenses	179,567
Less:
Expenses reimbursed by Adviser	(41,573)
Expenses waived by Adviser	(56)
Total waived/reimbursed expenses	(41,629)
Net expenses	137,938
Net investment income	822,275
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	53,773
Forward foreign currency exchange contracts	50,290
Foreign currency transactions	(1,009)
Net realized gain	103,054
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(739,974)
Investments in affiliated issuers	508
Forward foreign currency exchange contracts	26,456
Foreign currency translations	(204)
Net change in unrealized appreciation (depreciation)	(713,214)
Net realized and unrealized loss	(610,160)
Net increase in net assets resulting from operations	$212,115

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

STATEMENTS OF CHANGES IN NET ASSETS
SERIES P (HIGH YIELD SERIES)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$822,275	$1,735,804
Net realized gain (loss) on investments	103,054	(910,320)
Net change in unrealized appreciation (depreciation) on investments	(713,214)	1,092,594
Net increase in net assets resulting from operations	212,115	1,918,078

Distributions to shareholders	—	(2,006,525)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,093,201	6,951,780
Distributions reinvested	—	2,006,525
Cost of shares redeemed	(4,452,959)	(11,517,358)
Net decrease from capital share transactions	(2,359,758)	(2,559,053)
Net decrease in net assets	(2,147,643)	(2,647,500)
NET ASSETS:
Beginning of period	28,105,113	30,752,613
End of period	$25,957,470	$28,105,113
CAPITAL SHARE ACTIVITY:
Shares sold	84,877	277,496
Shares issued from reinvestment of distributions	—	83,189
Shares redeemed	(180,659)	(463,276)
Net decrease in shares	(95,782)	(102,591)

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SERIES P (HIGH YIELD SERIES)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$24.74	$24.83	$24.53	$23.21	$27.55	$27.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.76	1.48	1.53	1.47	1.28	1.30
Net gain (loss) on investments (realized and unrealized)	(0.55)	0.17	0.30	1.25	(3.95)	0.18
Total from investment operations	0.21	1.65	1.83	2.72	(2.67)	1.48
Less distributions from:
Net investment income	—	(1.74)	(1.53)	(1.40)	(1.67)	(1.42)
Total distributions	—	(1.74)	(1.53)	(1.40)	(1.67)	(1.42)
Net asset value, end of period	$24.95	$24.74	$24.83	$24.53	$23.21	$27.55
Total Return(c)	0.89%	6.84%	7.63%	12.02%	(9.70)%	5.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,957	$28,105	$30,753	$33,186	$32,318	$44,592
Ratios to average net assets:
Net investment income (loss)	6.17%	5.94%	6.18%	6.23%	5.19%	4.70%
Total expenses(d)	1.35%	1.57%	1.32%	1.34%	1.28%	1.28%
Net expenses(e)	1.03%	1.04%	1.06%	1.08%	1.07%	1.08%
Portfolio turnover rate	19%	47%	44%	39%	33%	76%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the expense limitation agreement	1.03%	1.04%	1.04%	1.05%	1.05%	1.06%
Recoupment of previously waived fees(f)	—	0.00%*	—	—	—	—

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
(f)	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS (Unaudited)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-end investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2026, the Trust consisted of three Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Diversification Status
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series P (High Yield Series)	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

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Note 1 ‒ Organization and Significant Accounting Policies (continued)

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, (iii) the bank’s certificate of deposit rate or (iv) the Secured Overnight Financing Rate (“SOFR”). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” under the federal laws and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

(h) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(i) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the tax year ended December 31, 2025, the most recently completed tax year, and concluded that no additional provisions for income tax were required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended June 30, 2026, are disclosed in the Funds’ Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.63% at June 30, 2026.

(p) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

(q) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 ‒ Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge, Speculation	$66,056,114	$530,333

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge, Income	$60,926,114	$20,879,721

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series E (Total Return Bond Series)	Duration, Hedge	$17,394,093	$5,993,593

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Series E (Total Return Bond Series)	Duration	$29,960,833	$1,041,667

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Series E (Total Return Bond Series)	Hedge, Index exposure, Income, Speculation	$900,000	$2,674,330

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge	$986	$435,087
Series F (Floating Rate Strategies Series)	Hedge	—	20,466
Series P (High Yield Series)	Hedge	22,803	2,169,062

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements	Variation margin on credit default swap agreements Variation margin on interest rate swap agreements	Unamortized upfront premiums received on OTC swap agreements Unrealized depreciation on OTC swap agreements
Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2026:

Asset Derivative Investments Value
Fund	Series E (Total Return Bond Series)	Series F (Floating Rate Strategies Series)	Series P (High Yield Series)
Futures Interest Rate Risk*	$203,998	$—	$—
Swaps Interest Rate Risk*	28,795	—	—
Swaps Credit Risk*	5,823	—	—
Options Purchased Interest Rate Risk	28,203	—	—
Forward Foreign Currency Exchange Risk	5,674	275	27,792
Total Value at June 30, 2026	$272,493	$275	$27,792

Liability Derivative Investments Value
Fund	Series E (Total Return Bond Series)	Series P (High Yield Series)
Futures Interest Rate Risk*	$18,253	$—
Swaps Interest Rate Risk*	131,941	—
Swaps Credit Risk*	12,827	—
Options Written Interest Rate Risk	142,940	—
Forward Foreign Currency Exchange Risk	—	81
Total Value at June 30, 2026	$305,961	$81

*	Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate futures contracts	Net realized gain (loss) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Credit/Foreign currency/Interest rate option contracts

Net realized gain (loss) on options purchased

Net change in unrealized appreciation (depreciation) on options purchased

Net realized gain (loss) on options written

Net change in unrealized appreciation (depreciation) on options written

Credit/Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2026:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Series E (Total Return Bond Series)	Series F (Floating Rate Strategies Series)	Series P (High Yield Series)
Swaps Interest Rate Risk	$(252,966)	$—	$—
Swaps Credit Risk	(6,232)	—	—
Futures Interest Rate Risk	(313,317)	—	—
Options Written Interest Rate Risk	45,786	—	—
Options Purchased Interest Rate Risk	(40,674)	—	—
Options Purchased Foreign Currency Exchange Risk	(72,174)	—	—
Forward Foreign Currency Exchange Risk	9,914	1,360	50,290
Total	$(629,663)	$1,360	$50,290

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Series E (Total Return Bond Series)	Series F (Floating Rate Strategies Series)	Series P (High Yield Series)
Swaps Interest Rate Risk	$(91,630)	$—	$—
Swaps Credit Risk	24,694	—	—
Futures Interest Rate Risk	185,745	—	—
Options Written Interest Rate Risk	(36,060)	—	—
Options Purchased Interest Rate Risk	(159,891)	—	—
Options Purchased Foreign Currency Exchange Risk	70,993	—	—
Forward Foreign Currency Exchange Risk	6,049	126	26,456
Total	$(100)	$126	$26,456

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

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Note 2 ‒ Financial Instruments and Derivatives (continued)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 ‒ Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets(a)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series E (Total Return Bond Series)	Forward Foreign Currency Exchange Contracts	$5,674	$—	$5,674	$—	$—	$5,674
Interest Rate Swaptions Purchased	18,565	—	18,565	(18,565)	—	—
Series F (Floating Rate Strategies Series)	Forward Foreign Currency Exchange Contracts	275	—	275	—	—	275
Series P (High Yield Series)	Forward Foreign Currency Exchange Contracts	27,792	—	27,792	(81)	—	27,711

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities(a)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Credit Default Swap Agreements	$2,992	$—	$2,992	$—	$—	$2,992
	Interest Rate Swaptions Written	135,865	—	135,865	(18,565)	—	117,300
Series P (High Yield Series)	Forward Foreign Currency Exchange Contracts	81	—	81	(81)	—	—

(a)	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments or other investments as of June 30, 2026.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series E (Total Return Bond Series)	Bank of America Securities, Inc.	Interest Rate Swap Agreements	$—	$2,191
	Bank of America Securities, Inc.	Futures Contracts	—	88,953
	Bank of America Securities, Inc.	Credit Default Swap Agreements	—	22,828
	J.P. Morgan Securities LLC	Interest Rate Swap Agreements	—	3,386
			—	117,358

Note 4 ‒ Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 4 ‒ Fair Value Measurement (continued)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 ‒ Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

Fund	Management Fees (as a % of Net Assets)
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%[1]
Series P (High Yield Series)	0.60%

[1]	The Series F management fee is subject to a 0.05% reduction on assets over $5 billion.

The Funds pay operating expenses, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Certain expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series E (Total Return Bond Series)	0.77%	12/15/25	05/01/27
Series F (Floating Rate Strategies Series)	1.11%	12/15/25	05/01/27
Series P (High Yield Series)	1.03%	12/15/25	05/01/27

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At June 30, 2026, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:

Fund	2026	2027	2028	2029	Total
Series E (Total Return Bond Series)	$8,519	$11,177	$221,334	$—	$241,030
Series F (Floating Rate Strategies Series)	20,838	39,301	173,780	36,022	269,941
Series P (High Yield Series)	33,831	73,307	153,044	41,573	301,755

For the period ended June 30, 2026, GI recouped amounts from the Funds as follows:

Series E (Total Return Bond Series)	$13,119

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2026, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Series E (Total Return Bond Series)	$10,521
Series F (Floating Rate Strategies Series)	7,281
Series P (High Yield Series)	56

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

The Bank of New York Mellon Corp. (“BNY”) serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to February 23, 2026, MUFG Investor Services (US), LLC served as the Funds’ transfer agent. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.

Note 6 ‒ Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2026, the following Funds entered into reverse repurchase agreements:

	Number of Days	Balance at	Average Balance	Average Interest
Fund	Outstanding	June 30, 2026	Outstanding	Rate
Series E (Total Return Bond Series)	10	$2,117,428	$2,222,228	3.64%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Funds’ Statement of Assets and Liabilities in conformity with U.S. GAAP:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 6 ‒ Reverse Repurchase Agreements (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities(a)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Reverse Repurchase Agreements	$2,117,428	$—	$2,117,428	$(2,117,428)	$—	$—

As of June 30, 2026, the Series E (Total Return Bond Series) Fund had $2,117,428, in reverse repurchase agreements outstanding with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Fund	Counterparty	Interest Rate(s)	Maturity Date(s)	Face Value
Series E (Total Return Bond Series)	J.P. Morgan Securities LLC	3.63% - 3.80%(a)	Open Maturity	$2,117,428

(a)	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate or range of rates effective at June 30, 2026.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Funds:

Fund	Asset Type	Overnight and continuous	Total
Series E (Total Return Bond Series)	U.S. Government Securities	$2,117,428	$2,117,428
Gross amount of recognized liabilities for reverse repurchase agreements		$2,117,428	$2,117,428

Note 7 ‒ Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended(the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At June 30, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 7 ‒ Federal Income Tax Information (continued)

	Tax	Tax Unrealized	Tax Unrealized	Net Tax Unrealized Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Series E (Total Return Bond Series)	$227,011,347	$1,246,200	$(6,949,519)	$(5,703,319)
Series F (Floating Rate Strategies Series)	43,903,655	97,274	(1,899,789)	(1,802,515)
Series P (High Yield Series)	27,677,006	342,799	(2,227,271)	(1,884,472)

Note 8 ‒ Securities Transactions

For the period ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$50,663,086	$21,563,161
Series F (Floating Rate Strategies Series)	10,331,678	14,338,025
Series P (High Yield Series)	5,049,067	6,206,877

For the period ended June 30, 2026, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$22,548,739	$46,689,722

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 9 ‒ Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2026. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2026, were as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 9 ‒ Unfunded Loan Commitments (continued)

Fund	Borrower	Maturity Date	Face Amount	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Series E (Total Return Bond Series)
	Datix Bidco Ltd.	10/30/30	$18,050	$15,944	$16,451	$507
	Datix Bidco Ltd.	04/30/31	22,000	22,000	21,877	(123)
	Higginbotham Insurance Agency, Inc.	05/01/31	34,665	34,587	34,665	78
	Liquid Tech Solutions Holdings LLC	10/03/32	6,687	6,657	6,625	(32)
	MB2 Dental Solutions LLC	02/13/31	9,600	8,520	8,809	289
	Vacation Rental Brands Holdings	05/06/32	15,427	15,294	15,289	(5)
						$714
Series F (Floating Rate Strategies Series)
	Azuria Water Solutions, Inc.	01/27/33	9,929	9,905	9,895	(10)
	Citrin Cooperman Advisors LLC	04/01/32	4,545	4,526	4,432	(94)
	Graftech Finance, Inc.	12/21/29	16,254	16,254	15,526	(728)
	Liquid Tech Solutions Holdings LLC	10/03/32	13,709	13,647	13,581	(66)
	Salas Obrien, Inc.	01/31/33	5,143	5,114	5,143	29
	Secretariat Advisors LLC	02/27/32	16,627	16,553	16,264	(289)
	US Fertility Enterprises LLC	12/30/32	4,842	4,819	4,849	30
						$(1,128)
Series P (High Yield Series)
	Graftech Finance, Inc.	12/21/29	77,659	77,659	74,184	(3,475)
	Secretariat Advisors LLC	02/27/32	8,065	8,028	7,888	(140)
						$(3,615)

Note 10 ‒ Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd. 2006-1A INC due 01/20/21(a),(b)	05/09/14	$—	$60
	Insured Lending 1 Ltd. 6.50% due 02/04/32	10/29/25	231,960	228,500
	Nassau LLC 2019-1, 3.98% due 08/15/34	08/16/19	42,235	39,664
			$274,195	$268,224
Series P (High Yield Series)
	Mirabela Nickel Ltd. due 06/24/19(b)	12/31/13	$353,909	$975

(a)	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(b)	Security is in default of interest and/or principal obligations.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 10 ‒ Restricted Securities (continued)

Note 11 ‒ Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,190,000,000 line of credit from a syndicated bank group led by Citibank, N.A. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2026.

Note 12 ‒ Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”) Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 ‒ Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)	June 30, 2026

Note 14 ‒ Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec. gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Guggenheim Variable Funds Trust Board of Trustees

The Board of Trustees (the “Board”) of Guggenheim Variable Funds Trust (the “Trust”), including a majority of the Independent Trustees, approved the renewal of the investment management agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

● Series E (Total Return Bond Series) (“Series E”)	● Series F (Floating Rate Strategies Series) (“Series F”)
● Series P (High Yield Series) (“Series P”)

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 14, 2026 (the “April Meeting”) and on May 14, 2026 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Series F were the same as the performance universe constituent funds due to the Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the applicable Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the applicable Advisory Agreement for each Fund for a one-year period ending August 1, 2027 at a meeting held on May 13-14, 2026 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, accounting agent, transfer agent, distributor, custodian, independent auditor and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees certain services provided by service providers to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Head of Finance Operations of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.) The Committee also received information regarding the ownership structure of Guggenheim Investments and its parent company, Guggenheim Capital, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2025. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE (except as noted above with respect to Series F), in each case for the same periods (as available). The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain performance information as of March 31, 2026. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Fund discussed below, the Committee observed that the returns of each Fund ranked in the third quartile or better of such Fund’s performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s returns ranked in the 100th percentile of its performance universe for the five-year and three-year periods ended December 31, 2025. The Committee considered management’s statement indicating that given the Fund’s relatively small size and frequent inflows and outflows, the Fund is positioned conservatively and with a strong liquidity profile. The Committee noted management’s statement indicating that although this portfolio construction creates a liquid portfolio compared to the Fund’s peers, it does sacrifice some of the return that is generally attributed to lower quality, smaller and less liquid credits. In addition, the Committee considered management’s further discussion at the April Meeting regarding the Fund’s performance, management’s outlook and steps being taken to address underperformance.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the regulatory, operational, legal and entrepreneurial risks involved with the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Fund discussed below, the Committee observed that each Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the third quartile or better of such Fund’s peer group. In addition, the Committee made the following observations:

[1]	The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the fourth quartile (100th percentile) of its peer group. The Fund’s net effective management fee ranks in the first quartile (1st percentile) of its peer group. The Fund’s total net expense ratio ranks in the third quartile (75th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2025, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2024 and December 31, 2023. In addition, the Head of Finance Operations of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Head of Finance Operations of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement indicating that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2025 was attributable to decreases in operating expenses, product costs and third-party distribution costs due to the sale of Guggenheim Investments’ actively-managed equity funds business in 2024 as well as the closure of certain funds in 2024.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of the applicable Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and individual Committee members, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreements.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	September 2, 2026

*       Print the name and title of each signing officer under his or her signature.